UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2025 to November 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Target In-Retirement Fund Class A - VTRVX

Voya Target In-Retirement Fund Class I - ISOLX

Voya Target In-Retirement Fund Class R - VRRFX

Voya Target In-Retirement Fund Class R6 - VTRWX

Voya Target Retirement 2030 Fund Class A - VTREX

Voya Target Retirement 2030 Fund Class I - IRSMX

Voya Target Retirement 2030 Fund Class R - VRRIX

Voya Target Retirement 2030 Fund Class R6 - VTRFX

Voya Target Retirement 2035 Fund Class A - VTRGX

Voya Target Retirement 2035 Fund Class I - IRSNX

Voya Target Retirement 2035 Fund Class R - VRRJX

Voya Target Retirement 2035 Fund Class R6 - VTRHX

Voya Target Retirement 2040 Fund Class A - VTRJX

Voya Target Retirement 2040 Fund Class I - IRSOX

Voya Target Retirement 2040 Fund Class R - VRRKX

Voya Target Retirement 2040 Fund Class R6 - VTRKX

Voya Target Retirement 2045 Fund Class A - VTRMX

Voya Target Retirement 2045 Fund Class I - IRSPX

Voya Target Retirement 2045 Fund Class R - VRRLX

Voya Target Retirement 2045 Fund Class R6 - VTRNX

Voya Target Retirement 2050 Fund Class A - VTROX

Voya Target Retirement 2050 Fund Class I - IRSQX

Voya Target Retirement 2050 Fund Class R - VRRMX

Voya Target Retirement 2050 Fund Class R6 - VTRPX

Voya Target Retirement 2055 Fund Class A - VTRQX

Voya Target Retirement 2055 Fund Class I - IRSVX

Voya Target Retirement 2055 Fund Class R - VRRNX

Voya Target Retirement 2055 Fund Class R6 - VTRRX

Voya Target Retirement 2060 Fund Class A - VTRSX

Voya Target Retirement 2060 Fund Class I - VRSAX

Voya Target Retirement 2060 Fund Class R - VRROX

Voya Target Retirement 2060 Fund Class R6 - VTRUX

Voya Target Retirement 2065 Fund Class A - VTAUX

Voya Target Retirement 2065 Fund Class I - VTIUX

Voya Target Retirement 2065 Fund Class R - VTURX

Voya Target Retirement 2065 Fund Class R6 - VTUFX

Voya Target Retirement 2070 Fund Class A - VTRAX

Voya Target Retirement 2070 Fund Class I - VTRTX

Voya Target Retirement 2070 Fund Class R - VTRLX

Voya Target Retirement 2070 Fund Class R6 - VTRBX

Class A: VTRVX

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Fund Statistics

  Total Net Assets$261,933,758
  # of Portfolio Holdings13
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRVX

Voya Target In-Retirement Fund

92913M716-SAR

Class I: ISOLX

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Fund Statistics

  Total Net Assets$261,933,758
  # of Portfolio Holdings13
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISOLX

Voya Target In-Retirement Fund

92913M856-SAR

Class R: VRRFX

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Fund Statistics

  Total Net Assets$261,933,758
  # of Portfolio Holdings13
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRFX

Voya Target In-Retirement Fund

92913M278-SAR

Class R6: VTRWX

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Fund Statistics

  Total Net Assets$261,933,758
  # of Portfolio Holdings13
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRWX

Voya Target In-Retirement Fund

92913M690-SAR

Class A: VTREX

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Fund Statistics

  Total Net Assets$196,925,810
  # of Portfolio Holdings15
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTREX

Voya Target Retirement 2030 Fund

92913M641-SAR

Class I: IRSMX

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.14%

Fund Statistics

  Total Net Assets$196,925,810
  # of Portfolio Holdings15
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSMX

Voya Target Retirement 2030 Fund

92913M781-SAR

Class R: VRRIX

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Fund Statistics

  Total Net Assets$196,925,810
  # of Portfolio Holdings15
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRIX

Voya Target Retirement 2030 Fund

92913M245-SAR

Class R6: VTRFX

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Fund Statistics

  Total Net Assets$196,925,810
  # of Portfolio Holdings15
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRFX

Voya Target Retirement 2030 Fund

92913M633-SAR

Class A: VTRGX

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Fund Statistics

  Total Net Assets$262,321,655
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRGX

Voya Target Retirement 2035 Fund

92913M625-SAR

Class I: IRSNX

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Fund Statistics

  Total Net Assets$262,321,655
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSNX

Voya Target Retirement 2035 Fund

92913M799-SAR

Class R: VRRJX

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Fund Statistics

  Total Net Assets$262,321,655
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRJX

Voya Target Retirement 2035 Fund

92913M237-SAR

Class R6: VTRHX

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Fund Statistics

  Total Net Assets$262,321,655
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRHX

Voya Target Retirement 2035 Fund

92913M617-SAR

Class A: VTRJX

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$20	0.37%

Fund Statistics

  Total Net Assets$147,270,141
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRJX

Voya Target Retirement 2040 Fund

92913M591-SAR

Class I: IRSOX

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.14%

Fund Statistics

  Total Net Assets$147,270,141
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSOX

Voya Target Retirement 2040 Fund

92913M815-SAR

Class R: VRRKX

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.62%

Fund Statistics

  Total Net Assets$147,270,141
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRKX

Voya Target Retirement 2040 Fund

92913M229-SAR

Class R6: VTRKX

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Fund Statistics

  Total Net Assets$147,270,141
  # of Portfolio Holdings13
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRKX

Voya Target Retirement 2040 Fund

92913M583-SAR

Class A: VTRMX

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Fund Statistics

  Total Net Assets$227,469,155
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRMX

Voya Target Retirement 2045 Fund

92913M575-SAR

Class I: IRSPX

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.15%

Fund Statistics

  Total Net Assets$227,469,155
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSPX

Voya Target Retirement 2045 Fund

92913M823-SAR

Class R: VRRLX

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.61%

Fund Statistics

  Total Net Assets$227,469,155
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRLX

Voya Target Retirement 2045 Fund

92913M211-SAR

Class R6: VTRNX

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$227,469,155
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRNX

Voya Target Retirement 2045 Fund

92913M567-SAR

Class A: VTROX

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$21	0.39%

Fund Statistics

  Total Net Assets$120,619,164
  # of Portfolio Holdings11
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTROX

Voya Target Retirement 2050 Fund

92913M559-SAR

Class I: IRSQX

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$10	0.18%

Fund Statistics

  Total Net Assets$120,619,164
  # of Portfolio Holdings11
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSQX

Voya Target Retirement 2050 Fund

92913M831-SAR

Class R: VRRMX

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$34	0.64%

Fund Statistics

  Total Net Assets$120,619,164
  # of Portfolio Holdings11
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRMX

Voya Target Retirement 2050 Fund

92913M195-SAR

Class R6: VTRPX

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$120,619,164
  # of Portfolio Holdings11
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRPX

Voya Target Retirement 2050 Fund

92913M542-SAR

Class A: VTRQX

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Fund Statistics

  Total Net Assets$158,418,776
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRQX

Voya Target Retirement 2055 Fund

92913M534-SAR

Class I: IRSVX

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.21%

Fund Statistics

  Total Net Assets$158,418,776
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSVX

Voya Target Retirement 2055 Fund

92913M849-SAR

Class R: VRRNX

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.61%

Fund Statistics

  Total Net Assets$158,418,776
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRNX

Voya Target Retirement 2055 Fund

92913M187-SAR

Class R6: VTRRX

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$158,418,776
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRRX

Voya Target Retirement 2055 Fund

92913M526-SAR

Class A: VTRSX

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$21	0.39%

Fund Statistics

  Total Net Assets$68,697,592
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRSX

Voya Target Retirement 2060 Fund

92913M518-SAR

Class I: VRSAX

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.21%

Fund Statistics

  Total Net Assets$68,697,592
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VRSAX

Voya Target Retirement 2060 Fund

92913M724-SAR

Class R: VRROX

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$34	0.64%

Fund Statistics

  Total Net Assets$68,697,592
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRROX

Voya Target Retirement 2060 Fund

92913M179-SAR

Class R6: VTRUX

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$68,697,592
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRUX

Voya Target Retirement 2060 Fund

92913M492-SAR

Class A: VTAUX

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$20	0.37%

Fund Statistics

  Total Net Assets$26,204,174
  # of Portfolio Holdings11
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTAUX

Voya Target Retirement 2065 Fund

92913M161-SAR

Class I: VTIUX

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.14%

Fund Statistics

  Total Net Assets$26,204,174
  # of Portfolio Holdings11
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VTIUX

Voya Target Retirement 2065 Fund

92913M153-SAR

Class R: VTURX

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.62%

Fund Statistics

  Total Net Assets$26,204,174
  # of Portfolio Holdings11
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VTURX

Voya Target Retirement 2065 Fund

92913M146-SAR

Class R6: VTUFX

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$26,204,174
  # of Portfolio Holdings11
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTUFX

Voya Target Retirement 2065 Fund

92913M138-SAR

Class A: VTRAX

Voya Target Retirement 2070 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class AFootnote Reference*	$12	0.36%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$3,424,786
  # of Portfolio Holdings12
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRAX

Voya Target Retirement 2070 Fund

92919X302-SAR

Class I: VTRTX

Voya Target Retirement 2070 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class IFootnote Reference*	$4	0.11%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$3,424,786
  # of Portfolio Holdings12
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VTRTX

Voya Target Retirement 2070 Fund

92919X401-SAR

Class R: VTRLX

Voya Target Retirement 2070 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class RFootnote Reference*	$19	0.61%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$3,424,786
  # of Portfolio Holdings12
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VTRLX

Voya Target Retirement 2070 Fund

92919X500-SAR

Class R6: VTRBX

Voya Target Retirement 2070 Fund

Semi-Annual Shareholder Report

                   November 30, 2025

This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6Footnote Reference*	$4	0.11%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$3,424,786
  # of Portfolio Holdings12
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRBX

Voya Target Retirement 2070 Fund

92919X609-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

November 30, 2025

Classes A, I, R and R6

■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund
■	Voya Target Retirement 2045 Fund	■	Voya Target Retirement 2070 Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2030	Retirement 2035	Retirement 2040
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$94,500,307	$59,330,928	$68,820,724	$36,005,537
Investments in unaffiliated underlying funds at fair value**	166,969,488	137,230,605	193,089,055	111,028,260
Cash	393,945	500,109	478,815	245,990
Cash collateral for futures contracts	–	–	–	39,469
Receivables:
Investments in unaffiliated underlying funds sold	50,654	–	–	–
Fund shares sold	249,356	86,516	135,987	126,235
Interest	849	1,053	1,078	546
Reimbursement due from Investment Adviser	1,158	5,185	6,814	9,541
Other assets	2,396	1,512	1,710	1,152
Total assets	262,168,153	197,155,908	262,534,183	147,456,730

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	146,556	41,509	66,069	38,760
Payable for investments in unaffiliated underlying funds purchased	–	130,889	72,670	71,464
Payable for fund shares redeemed	8,917	10,152	4,934	39,050
Variation margin payable on futures contracts	–	–	–	3,458
Payable for unified fees	38,844	28,701	38,461	21,410
Payable for distribution and shareholder service fees	31,717	15,059	24,552	7,318
Payable to trustees under the deferred compensation plan (Note 6)	2,396	1,512	1,710	1,152
Other accrued expenses and liabilities	5,965	2,276	4,132	3,977
Total liabilities	234,395	230,098	212,528	186,589
NET ASSETS	$261,933,758	$196,925,810	$262,321,655	$147,270,141

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$245,815,662	$167,155,496	$217,179,524	$115,173,879
Total distributable earnings	16,118,096	29,770,314	45,142,131	32,096,262
NET ASSETS	$261,933,758	$196,925,810	$262,321,655	$147,270,141

* Cost of investments in affiliated underlying funds	$92,229,723	$56,379,350	$64,311,516	$32,518,885
** Cost of investments in unaffiliated underlying funds	$154,866,322	$122,131,007	$169,828,989	$95,682,216

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2030	Retirement 2035	Retirement 2040
	Fund	Fund	Fund	Fund
Class A
Net assets	$144,385,411	$64,519,465	$106,296,244	$19,579,416
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,546,437	4,270,187	6,798,357	1,134,478
Net asset value and redemption price per share†	$11.51	$15.11	$15.64	$17.26
Maximum offering price per share (5.75%)(1)	$12.21	$16.03	$16.59	$18.31

Class I
Net assets	$10,605,401	$15,682,836	$16,941,771	$14,643,905
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	919,098	1,028,609	1,070,556	841,928
Net asset value and redemption price per share	$11.54	$15.25	$15.83	$17.39

Class R
Net assets	$5,618,425	$5,187,297	$7,726,004	$8,715,636
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	493,126	347,792	498,881	512,491
Net asset value and redemption price per share	$11.39	$14.91	$15.49	$17.01

Class R6
Net assets	$101,324,521	$111,536,212	$131,357,636	$104,331,184
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,785,018	7,313,120	8,320,875	5,998,043
Net asset value and redemption price per share	$11.53	$15.25	$15.79	$17.39

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$43,266,577	$22,706,867	$27,744,696	$11,928,622
Investments in unaffiliated underlying funds at fair value**	183,838,425	97,573,694	130,458,091	56,627,474
Cash	475,482	240,913	177,580	67,478
Cash collateral for futures contracts	62,415	31,893	43,366	19,045
Receivables:
Investment securities sold	–	9,571	–	–
Fund shares sold	151,150	127,995	176,564	148,725
Interest	661	713	494	264
Reimbursement due from Investment Adviser	3,948	6,850	9,005	3,908
Other assets	1,425	906	913	476
Total assets	227,800,083	120,699,402	158,610,709	68,795,992

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	53,694	50,799	64,331	58,025
Payable for investments in unaffiliated underlying funds purchased	199,587	–	68,643	20,328
Payable for fund shares redeemed	15,122	962	13,663	1,809
Variation margin payable on futures contracts	5,467	2,792	3,797	1,670
Payable for unified fees	33,127	17,587	23,117	10,031
Payable for distribution and shareholder service fees	18,598	4,651	13,582	2,793
Payable to trustees under the deferred compensation plan (Note 6)	1,425	906	913	476
Other accrued expenses and liabilities	3,908	2,541	3,887	3,268
Total liabilities	330,928	80,238	191,933	98,400
NET ASSETS	$227,469,155	$120,619,164	$158,418,776	$68,697,592

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$179,915,910	$90,388,900	$123,804,709	$51,035,275
Total distributable earnings	47,553,245	30,230,264	34,614,067	17,662,317
NET ASSETS	$227,469,155	$120,619,164	$158,418,776	$68,697,592

* Cost of investments in affiliated underlying funds	$39,033,313	$20,110,065	$24,737,527	$10,589,760
** Cost of investments in unaffiliated underlying funds	$158,163,506	$82,879,065	$111,795,564	$48,231,036

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
	Fund	Fund	Fund	Fund
Class A
Net assets	$81,918,084	$11,691,312	$57,984,373	$7,264,053
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,721,292	657,946	3,379,980	448,119
Net asset value and redemption price per share†	$17.35	$17.77	$17.16	$16.21
Maximum offering price per share (5.75%)(1)	$18.41	$18.85	$18.21	$17.20

Class I
Net assets	$13,758,552	$11,797,190	$13,995,108	$3,346,458
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	785,118	659,153	807,365	205,383
Net asset value and redemption price per share	$17.52	$17.90	$17.33	$16.29

Class R
Net assets	$5,099,974	$5,664,342	$4,592,808	$3,293,978
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	297,243	323,055	272,406	205,942
Net asset value and redemption price per share	$17.16	$17.53	$16.86	$15.99

Class R6
Net assets	$126,692,545	$91,466,320	$81,846,487	$54,793,103
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,225,572	5,108,572	4,721,387	3,356,504
Net asset value and redemption price per share	$17.53	$17.90	$17.34	$16.32

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited)

	Voya Target	Voya Target
	Retirement 2065	Retirement 2070
	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$5,095,381	$622,653
Investments in unaffiliated underlying funds at fair value**	21,032,824	2,793,865
Short-term investments at fair value†	–	8,617
Cash	20,962	–
Receivables:
Fund shares sold	104,458	1,306
Interest	102	–
Reimbursement due from Investment Adviser	1,987	192
Other assets	141	2
Total assets	26,255,855	3,426,635
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	41,152	–
Payable for investments in unaffiliated underlying funds purchased	4,957	843
Payable for fund shares redeemed	263	–
Payable for unified fees	3,771	495
Payable for distribution and shareholder service fees	1,322	509
Payable to trustees under the deferred compensation plan (Note 6)	141	2
Other accrued expenses and liabilities	75	–
Total liabilities	51,681	1,849
NET ASSETS	$26,204,174	$3,424,786

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$19,742,060	$3,205,202
Total distributable earnings	6,462,114	219,584
NET ASSETS	$26,204,174	$3,424,786

* Cost of investments in affiliated underlying funds	$4,616,160	$584,366
** Cost of investments in unaffiliated underlying funds	$18,202,551	$2,622,134
† Cost of short-term investments	$—	$8,617

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2025 (Unaudited) (continued)

	Voya Target	Voya Target
	Retirement 2065	Retirement 2070
	Fund	Fund
Class A
Net assets	$5,833,312	$923,256
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	409,486	86,149
Net asset value and redemption price per share†	$14.25	$10.72
Maximum offering price per share (5.75%)(1)	$15.12	$11.37

Class I
Net assets	$525,389	$804,419
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	36,723	75,000
Net asset value and redemption price per share	$14.31	$10.73

Class R
Net assets	$365,045	$803,187
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	25,843	75,000
Net asset value and redemption price per share	$14.13	$10.71

Class R6
Net assets	$19,480,428	$893,924
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,361,561	83,346
Net asset value and redemption price per share	$14.31	$10.73

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED November 30, 2025 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2030	Retirement 2035	Retirement 2040
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,620,250	$859,247	$863,948	$344,255
Dividends from unaffiliated underlying funds	1,647,600	1,470,657	1,849,777	926,489
Interest	5,304	6,039	7,074	4,477
Other	449	420	568	309
Total investment income	3,273,603	2,336,363	2,721,367	1,275,530
EXPENSES:
Unified fees	182,689	166,053	224,106	123,206
Distribution and shareholder service fees:
Class A	137,851	72,094	123,059	18,919
Class R	9,698	12,769	18,223	20,276
Transfer agent fees:
Class A	4,511	3,403	2,721	1,587
Class I	1,167	2,792	2,549	2,932
Class R	153	305	201	861
Trustee fees and expenses	4,642	4,303	5,708	3,080
Interest expense	488	—	—	89
Total expenses	341,199	261,719	376,567	170,950
Waived and reimbursed fees	(84,523)	(77,368)	(104,325)	(57,387)
Net expenses	256,676	184,351	272,242	113,563
Net investment income	3,016,927	2,152,012	2,449,125	1,161,967
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	200,756	190,180	208,127	316,656
Sale of unaffiliated underlying funds	1,692,605	1,592,414	1,677,280	1,386,454
Futures	—	—	—	50,412
Net realized gain	1,893,361	1,782,594	1,885,406	1,753,522
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,128,535	2,577,401	4,062,895	2,306,605
Unaffiliated underlying funds	7,511,101	12,167,999	19,582,235	11,529,060
Futures	—	—	—	(11,421)
Net change in unrealized appreciation (depreciation)	9,639,636	14,745,400	23,645,130	13,824,244
Net realized and unrealized gain	11,532,997	16,527,994	25,530,536	15,577,766
Increase in net assets resulting from operations	$14,549,924	$18,680,006	$27,979,661	$16,739,733

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED November 30, 2025 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$291,654	$112,983	$115,054	$50,346
Dividends from unaffiliated underlying funds	1,463,267	690,037	944,662	412,134
Interest	6,095	4,345	4,665	1,435
Other	493	255	345	150
Total investment income	1,761,509	807,620	1,064,726	464,065
EXPENSES:
Unified fees	194,314	101,946	136,545	59,720
Distribution and shareholder service fees:
Class A	96,244	12,555	68,555	8,126
Class R	11,855	13,372	10,593	7,844
Transfer agent fees:
Class A	1,148	1,617	269	955
Class I	2,958	4,128	6,450	1,567
Class R	71	871	21	461
Trustee fees and expenses	4,855	2,352	3,152	1,214
Interest expense	113	267	320	336
Total expenses	311,558	137,108	225,905	80,223
Waived and reimbursed fees	(79,667)	(41,791)	(55,948)	(24,476)
Net expenses	231,891	95,317	169,957	55,747
Net investment income	1,529,618	712,303	894,769	408,318
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	264,136	391,864	311,004	374,207
Sale of unaffiliated underlying funds	1,491,972	1,608,406	1,538,862	1,026,527
Futures	80,218	40,895	55,587	23,944
Net realized gain	1,836,326	2,041,165	1,905,453	1,424,678
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	3,530,711	1,700,589	2,452,464	839,196
Unaffiliated underlying funds	21,114,181	10,641,619	15,073,654	6,227,230
Futures	(18,460)	(9,367)	(12,719)	(5,330)
Net change in unrealized appreciation (depreciation)	24,626,432	12,332,841	17,513,399	7,061,096
Net realized and unrealized gain	26,462,758	14,374,006	19,418,852	8,485,774
Increase in net assets resulting from operations	$27,992,376	$15,086,309	$20,313,621	$8,894,092

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED November 30, 2025 (Unaudited)

	Voya Target	Voya Target
	Retirement 2065	Retirement 2070
	Fund	Fund
		August 8, 2025(1) to November 30, 2025
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$16,091	$1,325
Dividends from unaffiliated underlying funds	162,875	9,185
Interest	410	—
Other	59	—
Total investment income	179,435	10,510
EXPENSES:
Unified fees	22,667	1,769
Distribution and shareholder service fees:
Class A	6,582	639
Class R	935	1,196
Transfer agent fees:
Class A	107	—
Class I	88	—
Class R	8	—
Trustee fees and expenses	679	—
Total expenses	31,066	3,604
Waived and reimbursed fees	(9,337)	(688)
Net expenses	21,729	2,916
Net investment income	157,706	7,594
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	159,318	223
Sale of unaffiliated underlying funds	786,537	1,750
Futures	4,982	—
Net realized gain	950,837	1,973
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	312,575	38,288
Unaffiliated underlying funds	2,045,854	171,729
Futures	(1,889)	—
Net change in unrealized appreciation (depreciation)	2,356,540	210,017
Net realized and unrealized gain	3,307,377	211,990
Increase in net assets resulting from operations	$3,465,083	$219,584

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	In-Retirement Fund		Retirement 2030 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2025	May 31,	2025	May 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,016,927	$3,029,252	$2,152,012	$4,129,163
Net realized gain	1,893,361	3,661,306	1,782,594	15,037,968
Net change in unrealized appreciation (depreciation)	9,639,636	(1,909,345)	14,745,400	(7,760,305)
Increase in net assets resulting from operations	14,549,924	4,781,213	18,680,006	11,406,826

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,115,426)	(1,288,210)	—	(668,008)
Class I	(98,570)	(122,262)	—	(244,336)
Class R	(21,033)	(25,707)	—	(63,366)
Class R6	(770,957)	(982,918)	—	(1,718,504)
Total distributions	(2,005,986)	(2,419,097)	—	(2,694,214)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,337,736	73,193,399	24,100,063	75,868,693
Proceeds from shares issued in merger (Note 12)	151,665,644	—	—	—
Reinvestment of distributions	2,005,986	2,419,097	—	2,694,214
	170,009,366	75,612,496	24,100,063	78,562,907
Cost of shares redeemed	(25,019,242)	(22,473,691)	(15,626,715)	(36,775,133)
Net increase in net assets resulting from capital share transactions	144,990,124	53,138,805	8,473,348	41,787,774
Net increase in net assets	157,534,062	55,500,921	27,153,354	50,500,386
NET ASSETS:
Beginning of year or period	104,399,696	48,898,775	169,772,456	119,272,070
End of year or period	$261,933,758	$104,399,696	$196,925,810	$169,772,456

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2035 Fund		Retirement 2040 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2025	May 31,	2025	May 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$2,449,125	$5,014,268	$1,161,967	$2,697,539
Net realized gain	1,885,406	20,070,528	1,753,522	16,728,342
Net change in unrealized appreciation (depreciation)	23,645,130	(9,716,273)	13,824,244	(8,180,189)
Increase in net assets resulting from operations	27,979,661	15,368,523	16,739,733	11,245,692

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(1,701,015)	—	(184,372)
Class I	—	(302,594)	—	(265,707)
Class R	—	(98,102)	—	(121,805)
Class R6	—	(2,357,464)	—	(1,966,497)
Total distributions	—	(4,459,175)	—	(2,538,381)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,286,020	122,928,599	17,984,988	31,847,796
Reinvestment of distributions	—	4,459,175	—	2,538,381
	24,286,020	127,387,774	17,984,988	34,386,177
Cost of shares redeemed	(16,338,931)	(45,604,348)	(10,103,032)	(25,677,221)
Net increase in net assets resulting from capital share transactions	7,947,089	81,783,426	7,881,956	8,708,956
Net increase in net assets	35,926,750	92,692,774	24,621,689	17,416,267
NET ASSETS:
Beginning of year or period	226,394,905	133,702,131	122,648,452	105,232,185
End of year or period	$262,321,655	$226,394,905	$147,270,141	$122,648,452

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2045 Fund		Retirement 2050 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2025	May 31,	2025	May 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,529,618	$3,767,814	$712,303	$1,879,426
Net realized gain	1,836,326	21,499,751	2,041,165	15,218,181
Net change in unrealized appreciation (depreciation)	24,626,432	(10,290,820)	12,332,841	(7,307,672)
Increase in net assets resulting from operations	27,992,376	14,976,745	15,086,309	9,789,935

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(1,881,170)	—	(120,202)
Class I	—	(373,682)	—	(192,863)
Class R	—	(103,014)	—	(73,052)
Class R6	—	(3,131,833)	—	(1,410,036)
Total distributions	—	(5,489,699)	—	(1,796,153)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,103,568	98,454,547	15,537,134	26,203,244
Reinvestment of distributions	—	5,489,699	—	1,796,153
	16,103,568	103,944,246	15,537,134	27,999,397
Cost of shares redeemed	(13,432,920)	(32,183,296)	(10,933,805)	(19,586,907)
Net increase in net assets resulting from capital share transactions	2,670,648	71,760,950	4,603,329	8,412,490
Net increase in net assets	30,663,024	81,247,996	19,689,638	16,406,272
NET ASSETS:
Beginning of year or period	196,806,131	115,558,135	100,929,526	84,523,254
End of year or period	$227,469,155	$196,806,131	$120,619,164	$100,929,526

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2055 Fund		Retirement 2060 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2025	May 31,	2025	May 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$894,769	$2,338,119	$408,318	$1,044,220
Net realized gain	1,905,453	14,808,038	1,424,678	8,120,019
Net change in unrealized appreciation (depreciation)	17,513,399	(6,497,379)	7,061,096	(3,576,413)
Increase in net assets resulting from operations	20,313,621	10,648,778	8,894,092	5,587,826

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(1,401,802)	—	(74,618)
Class I	—	(364,126)	—	(49,710)
Class R	—	(98,185)	—	(35,568)
Class R6	—	(2,180,631)	—	(826,072)
Total distributions	—	(4,044,744)	—	(985,968)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,471,907	68,568,829	8,936,746	19,111,200
Reinvestment of distributions	—	4,044,744	—	985,968
	13,471,907	72,613,573	8,936,746	20,097,168
Cost of shares redeemed	(11,775,757)	(18,978,094)	(8,148,081)	(10,798,689)
Net increase in net assets resulting from capital share transactions	1,696,150	53,635,479	788,665	9,298,479
Net increase in net assets	22,009,771	60,239,513	9,682,757	13,900,337
NET ASSETS:
Beginning of year or period	136,409,005	76,169,492	59,014,835	45,114,498
End of year or period	$158,418,776	$136,409,005	$68,697,592	$59,014,835

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Target
	Voya Target		Retirement 2070
	Retirement 2065 Fund		Fund
	Six Months
	Ended
	November 30,	Year Ended	August 8, 2025(1)
	2025	May 31,	to November 30,
	(Unaudited)	2025	2025
FROM OPERATIONS:
Net investment income	$157,706	$411,279	$7,594
Net realized gain	950,837	2,723,983	1,973
Net change in unrealized appreciation (depreciation)	2,356,540	(1,044,190)	210,017
Increase in net assets resulting from operations	3,465,083	2,091,072	219,584

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(124,880)	—
Class I	—	(12,747)	—
Class R	—	(4,577)	—
Class R6	—	(532,521)	—
Total distributions	—	(674,725)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,664,794	12,774,829	3,205,240
Reinvestment of distributions	—	674,725	—
	6,664,794	13,449,554	3,205,240
Cost of shares redeemed	(9,673,500)	(3,804,851)	(38)
Net increase (decrease) in net assets resulting from capital share transactions	(3,008,706)	9,644,703	3,205,202
Net increase in net assets	456,377	11,061,050	3,424,786
NET ASSETS:
Beginning of year or period	25,747,797	14,686,747
End of year or period	$26,204,174	$25,747,797	$3,424,786

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-25+	10.85	0.16	•	0.71	0.87	0.21	—	—	0.21	—	11.51	8.09	0.44	0.36	0.36	2.85	144,385	14
05-31-25	10.31	0.35	•	0.42	0.77	0.23	—	—	0.23	—	10.85	7.56	0.46	0.35	0.35	3.29	58,268	104
05-31-24	9.67	0.29	•	0.59	0.88	0.24	—	—	0.24	—	10.31	9.16	0.56	0.42	0.42	2.95	3,478	67
05-31-23	10.16	0.22	•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20	•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
Class I
11-30-25+	10.88	0.17	•	0.71	0.88	0.22	—	—	0.22	—	11.54	8.21	0.21	0.13	0.13	3.09	10,605	14
05-31-25	10.32	0.38	•	0.43	0.81	0.25	—	—	0.25	—	10.88	7.92	0.22	0.09	0.09	3.56	5,349	104
05-31-24	9.72	0.34	•	0.57	0.91	0.31	—	—	0.31	—	10.32	9.46	0.25	0.07	0.07	3.41	3,714	67
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
Class R
11-30-25+	10.74	0.15	•	0.69	0.84	0.19	—	—	0.19	—	11.39	7.92	0.69	0.61	0.61	2.60	5,618	14
05-31-25	10.20	0.32	•	0.41	0.73	0.19	—	—	0.19	—	10.74	7.26	0.71	0.60	0.60	3.05	1,118	104
05-31-24	9.64	0.29	•	0.57	0.86	0.30	—	—	0.30	—	10.20	9.01	0.81	0.67	0.67	2.84	1,189	67
05-31-23	10.12	0.20	•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18	•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
Class R6
11-30-25+	10.88	0.18	•	0.69	0.87	0.22	—	—	0.22	—	11.53	8.13	0.19	0.10	0.10	3.12	101,325	14
05-31-25	10.32	0.38	•	0.43	0.81	0.25	—	—	0.25	—	10.88	7.96	0.19	0.08	0.08	3.57	39,665	104
05-31-24	9.72	0.34	•	0.58	0.92	0.32	—	—	0.32	—	10.32	9.50	0.19	0.06	0.06	3.36	40,518	67
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
Voya Target Retirement 2030 Fund
Class A
11-30-25+	13.64	0.16	•	1.31	1.47	—	—	—	—	—	15.11	10.78	0.45	0.36	0.36	2.16	64,519	13
05-31-25	12.72	0.35	•	0.78	1.13	0.21	—	—	0.21	—	13.64	8.93	0.46	0.36	0.36	2.60	51,029	80
05-31-24	11.28	0.28	•	1.42	1.70	0.26	—	—	0.26	—	12.72	15.18	0.49	0.37	0.37	2.34	11,146	52
05-31-23	12.05	0.22	•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23	•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
Class I
11-30-25+	13.75	0.18	•	1.32	1.50	—	—	—	—	—	15.25	10.91	0.22	0.14	0.14	2.39	15,683	13
05-31-25	12.81	0.38	•	0.79	1.17	0.23	—	—	0.23	—	13.75	9.18	0.22	0.12	0.12	2.84	13,127	80
05-31-24	11.37	0.32	•	1.42	1.74	0.30	—	—	0.30	—	12.81	15.47	0.24	0.12	0.12	2.67	12,255	52
05-31-23	12.14	0.25	•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29	•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
Class R
11-30-25+	13.49	0.14	•	1.28	1.42	—	—	—	—	—	14.91	10.53	0.70	0.61	0.61	1.95	5,187	13
05-31-25	12.56	0.31	•	0.78	1.09	0.16	—	—	0.16	—	13.49	8.72	0.71	0.61	0.61	2.35	5,508	80
05-31-24	11.20	0.34	•	1.32	1.66	0.30	—	—	0.30	—	12.56	14.90	0.74	0.62	0.62	2.81	5,840	52
05-31-23	11.97	0.20	•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20	•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2030 Fund (continued)
Class R (continued)
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
Class R6
11-30-25+	13.75	0.18	•	1.32	1.50	—	—	—	—	—	15.25	10.91	0.18	0.10	0.10	2.44	111,536	13
05-31-25	12.80	0.38	•	0.80	1.18	0.23	—	—	0.23	—	13.75	9.31	0.19	0.09	0.09	2.87	100,108	80
05-31-24	11.36	0.33	•	1.42	1.75	0.31	—	—	0.31	—	12.80	15.53	0.18	0.08	0.08	2.76	90,031	52
05-31-23	12.12	0.27	•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26	•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
Voya Target Retirement 2035 Fund
Class A
11-30-25+	13.96	0.14	•	1.54	1.68	—	—	—	—	—	15.64	12.03	0.44	0.36	0.36	1.83	106,296	11
05-31-25	12.97	0.33	•	0.93	1.26	0.27	—	—	0.27	—	13.96	9.79	0.45	0.35	0.35	2.45	89,763	94
05-31-24	11.24	0.25	•	1.71	1.96	0.23	—	—	0.23	—	12.97	17.58	0.49	0.39	0.39	2.12	12,818	52
05-31-23	12.04	0.20	•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23	•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
Class I
11-30-25+	14.11	0.16	•	1.56	1.72	—	—	—	—	—	15.83	12.19	0.22	0.13	0.13	2.05	16,942	11
05-31-25	13.10	0.37	•	0.93	1.30	0.29	—	—	0.29	—	14.11	10.02	0.21	0.11	0.11	2.70	14,474	94
05-31-24	11.36	0.30	•	1.72	2.02	0.28	—	—	0.28	—	13.10	17.90	0.19	0.09	0.09	2.49	14,247	52
05-31-23	12.16	0.25	•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
Class R
11-30-25+	13.84	0.12	•	1.53	1.65	—	—	—	—	—	15.49	11.92	0.69	0.61	0.61	1.58	7,726	11
05-31-25	12.85	0.30	•	0.91	1.21	0.22	—	—	0.22	—	13.84	9.49	0.70	0.60	0.60	2.20	6,743	94
05-31-24	11.19	0.30	•	1.62	1.92	0.26	—	—	0.26	—	12.85	17.24	0.74	0.64	0.64	2.42	5,671	52
05-31-23	11.99	0.17	•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
Class R6
11-30-25+	14.07	0.16	•	1.56	1.72	—	—	—	—	—	15.79	12.22	0.18	0.10	0.10	2.08	131,358	11
05-31-25	13.06	0.37	•	0.93	1.30	0.29	—	—	0.29	—	14.07	10.06	0.19	0.09	0.09	2.72	115,414	94
05-31-24	11.33	0.32	•	1.69	2.01	0.28	—	—	0.28	—	13.06	17.89	0.18	0.08	0.08	2.60	100,966	52
05-31-23	12.13	0.24	•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
Voya Target Retirement 2040 Fund
Class A
11-30-25+	15.25	0.12	•	1.89	2.01	—	—	—	—	—	17.26	13.18	0.46	0.37	0.37	1.49	19,579	11
05-31-25	14.07	0.32	•	1.15	1.47	0.29	—	—	0.29	—	15.25	10.55	0.46	0.37	0.37	2.14	11,841	79
05-31-24	11.94	0.23	•	2.12	2.35	0.22	—	—	0.22	—	14.07	19.77	0.51	0.43	0.43	1.81	7,953	48
05-31-23	12.73	0.19	•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
Class I
11-30-25+	15.35	0.14	•	1.90	2.04	—	—	—	—	—	17.39	13.29	0.23	0.14	0.14	1.72	14,644	11
05-31-25	14.16	0.36	•	1.16	1.52	0.33	—	—	0.33	—	15.35	10.84	0.21	0.12	0.12	2.39	12,530	79

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2040 Fund (continued)
Class I (continued)
05-31-24	12.03	0.29	•	2.12	2.41	0.28	—	—	0.28	—	14.16	20.20	0.22	0.14	0.14	2.23	11,448	48
05-31-23	12.83	0.20	•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
Class R
11-30-25+	15.05	0.10	•	1.86	1.96	—	—	—	—	—	17.01	13.02	0.71	0.62	0.62	1.24	8,716	11
05-31-25	13.89	0.28	•	1.14	1.42	0.26	—	—	0.26	—	15.05	10.29	0.71	0.62	0.62	1.89	7,301	79
05-31-24	11.86	0.32	•	1.98	2.30	0.27	—	—	0.27	—	13.89	19.51	0.76	0.68	0.68	2.42	6,161	48
05-31-23	12.68	0.17	•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
Class R6
11-30-25+	15.35	0.15	•	1.89	2.04	—	—	—	—	—	17.39	13.29	0.18	0.10	0.10	1.76	104,331	11
05-31-25	14.16	0.36	•	1.17	1.53	0.34	—	—	0.34	—	15.35	10.87	0.19	0.10	0.10	2.41	90,977	79
05-31-24	12.03	0.31	•	2.11	2.42	0.29	—	—	0.29	—	14.16	20.25	0.18	0.10	0.10	2.37	79,670	48
05-31-23	12.83	0.24	•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
Voya Target Retirement 2045 Fund
Class A
11-30-25+	15.22	0.10	•	2.03	2.13	—	—	—	—	—	17.35	14.00	0.44	0.36	0.36	1.27	81,918	10
05-31-25	14.11	0.31	•	1.23	1.54	0.27	0.16	—	0.43	—	15.22	11.02	0.45	0.37	0.37	2.09	70,444	103
05-31-24	11.82	0.22	•	2.28	2.50	0.21	—	—	0.21	—	14.11	21.24	0.52	0.45	0.45	1.75	7,692	46
05-31-23	12.58	0.17	•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
Class I
11-30-25+	15.36	0.12	•	2.04	2.16	—	—	—	—	—	17.52	14.06	0.23	0.15	0.15	1.48	13,759	10
05-31-25	14.21	0.35	•	1.25	1.60	0.29	0.16	—	0.45	—	15.36	11.37	0.22	0.12	0.12	2.34	12,844	103
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.62	0.23	0.11	0.11	2.20	11,465	46
05-31-23	12.68	0.17	•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
Class R
11-30-25+	15.07	0.08	•	2.01	2.09	—	—	—	—	—	17.16	13.87	0.69	0.61	0.61	1.02	5,100	10
05-31-25	13.95	0.27	•	1.22	1.49	0.21	0.16	—	0.37	—	15.07	10.81	0.70	0.62	0.62	1.83	4,260	103
05-31-24	11.77	0.32	•	2.11	2.43	0.25	—	—	0.25	—	13.95	20.83	0.77	0.70	0.70	2.40	3,601	46
05-31-23	12.57	0.15	•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.20	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
Class R6
11-30-25+	15.36	0.13	•	2.04	2.17	—	—	—	—	—	17.53	14.13	0.18	0.11	0.11	1.52	126,693	10
05-31-25	14.21	0.35	•	1.25	1.60	0.29	0.16	—	0.45	—	15.36	11.37	0.19	0.11	0.11	2.35	109,259	103
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.64	0.18	0.11	0.11	2.26	92,801	46
05-31-23	12.69	0.23	•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund
Class A
11-30-25+	15.52	0.08	•	2.17	2.25	—	—	—	—	—	17.77	14.50	0.47	0.39	0.39	1.00	11,691	14
05-31-25	14.20	0.27	•	1.30	1.57	0.25	—	—	0.25	—	15.52	11.16	0.48	0.40	0.40	1.79	8,084	86
05-31-24	11.81	0.18	•	2.39	2.57	0.18	—	—	0.18	—	14.20	21.84	0.53	0.46	0.46	1.41	5,510	40
05-31-23	12.62	0.16	•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
Class I
11-30-25+	15.62	0.11	•	2.17	2.28	—	—	—	—	—	17.90	14.60	0.26	0.18	0.18	1.26	11,797	14
05-31-25	14.28	0.31	•	1.32	1.63	0.29	—	—	0.29	—	15.62	11.49	0.24	0.15	0.15	2.04	10,353	86
05-31-24	11.91	0.26	•	2.36	2.62	0.25	—	—	0.25	—	14.28	22.16	0.26	0.14	0.14	1.95	9,378	40
05-31-23	12.71	0.15	•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
Class R
11-30-25+	15.34	0.07	•	2.12	2.19	—	—	—	—	—	17.53	14.28	0.72	0.64	0.64	0.79	5,664	14
05-31-25	14.02	0.23	•	1.30	1.53	0.21	—	—	0.21	—	15.34	10.98	0.73	0.65	0.65	1.54	5,058	86
05-31-24	11.75	0.29	•	2.21	2.50	0.23	—	—	0.23	—	14.02	21.43	0.78	0.71	0.71	2.21	5,063	40
05-31-23	12.59	0.14	•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
Class R6
11-30-25+	15.62	0.11	•	2.17	2.28	—	—	—	—	—	17.90	14.60	0.18	0.11	0.11	1.32	91,466	14
05-31-25	14.28	0.31	•	1.32	1.63	0.29	—	—	0.29	—	15.62	11.53	0.19	0.11	0.11	2.07	77,435	86
05-31-24	11.91	0.27	•	2.35	2.62	0.25	—	—	0.25	—	14.28	22.19	0.18	0.11	0.11	2.08	64,572	40
05-31-23	12.72	0.22	•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
Voya Target Retirement 2055 Fund
Class A
11-30-25+	14.98	0.08	•	2.10	2.18	—	—	—	—	—	17.16	14.55	0.44	0.36	0.36	1.04	57,984	13
05-31-25	13.88	0.27	•	1.28	1.55	0.24	0.21	—	0.45	—	14.98	11.29	0.47	0.39	0.39	1.88	49,538	102
05-31-24	11.55	0.19	•	2.32	2.51	0.18	—	—	0.18	—	13.88	21.87	0.61	0.51	0.51	1.48	6,368	44
05-31-23	12.28	0.15	•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
Class I
11-30-25+	15.12	0.10	•	2.11	2.21	—	—	—	—	—	17.33	14.62	0.28	0.21	0.21	1.20	13,995	13
05-31-25	13.99	0.31	•	1.29	1.60	0.26	0.21	—	0.47	—	15.12	11.56	0.22	0.14	0.14	2.13	11,920	102
05-31-24	11.64	0.26	•	2.33	2.59	0.24	—	—	0.24	—	13.99	22.39	0.24	0.16	0.16	2.01	10,022	44
05-31-23	12.38	0.17	•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
Class R
11-30-25+	14.74	0.06	•	2.06	2.12	—	—	—	—	—	16.86	14.38	0.69	0.61	0.61	0.78	4,593	13
05-31-25	13.65	0.23	•	1.25	1.48	0.18	0.21	—	0.39	—	14.74	10.98	0.72	0.64	0.64	1.63	3,911	102
05-31-24	11.42	0.25	•	2.20	2.45	0.22	—	—	0.22	—	13.65	21.59	0.86	0.76	0.76	1.94	3,065	44
05-31-23	12.18	0.13	•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund (continued)
Class R (continued)
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
Class R6
11-30-25+	15.12	0.11	•	2.11	2.22	—	—	—	—	—	17.34	14.68	0.18	0.11	0.11	1.29	81,846	13
05-31-25	13.98	0.32	•	1.29	1.61	0.26	0.21	—	0.47	—	15.12	11.68	0.19	0.11	0.11	2.16	71,041	102
05-31-24	11.64	0.26	•	2.32	2.58	0.24	—	—	0.24	—	13.98	22.34	0.18	0.11	0.11	2.04	56,714	44
05-31-23	12.38	0.23	•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
Voya Target Retirement 2060 Fund
Class A
11-30-25+	14.15	0.08	•	1.98	2.06	—	—	—	—	—	16.21	14.56	0.46	0.39	0.39	1.01	7,264	13
05-31-25	12.91	0.23	•	1.22	1.45	0.21	—	—	0.21	—	14.15	11.28	0.52	0.42	0.42	1.72	5,700	88
05-31-24	10.74	0.18	•	2.16	2.34	0.17	—	—	0.17	—	12.91	21.88	0.64	0.50	0.50	1.53	4,521	42
05-31-23	11.60	0.14	•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
Class I
11-30-25+	14.22	0.09	•	1.98	2.07	—	—	—	—	—	16.29	14.56	0.29	0.21	0.21	1.19	3,346	13
05-31-25	12.97	0.28	•	1.23	1.51	0.26	—	—	0.26	—	14.22	11.70	0.22	0.12	0.12	2.02	2,655	88
05-31-24	10.80	0.24	•	2.15	2.39	0.22	—	—	0.22	—	12.97	22.32	0.24	0.10	0.10	2.00	2,158	42
05-31-23	11.66	0.11	•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
Class R
11-30-25+	13.98	0.06	•	1.95	2.01	—	—	—	—	—	15.99	14.38	0.71	0.64	0.64	0.76	3,294	13
05-31-25	12.77	0.20	•	1.19	1.39	0.18	—	—	0.18	—	13.98	10.96	0.77	0.67	0.67	1.47	2,833	88
05-31-24	10.68	0.26	•	2.04	2.30	0.21	—	—	0.21	—	12.77	21.65	0.89	0.75	0.75	2.11	2,219	42
05-31-23	11.57	0.12	•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
Class R6
11-30-25+	14.23	0.10	•	1.99	2.09	—	—	—	—	—	16.32	14.69	0.18	0.11	0.11	1.29	54,793	13
05-31-25	12.99	0.28	•	1.22	1.50	0.26	—	—	0.26	—	14.23	11.61	0.19	0.11	0.11	2.04	47,827	88
05-31-24	10.81	0.24	•	2.17	2.41	0.23	—	—	0.23	—	12.99	22.43	0.18	0.10	0.10	2.04	36,216	42
05-31-23	11.67	0.20	•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
Voya Target Retirement 2065 Fund
Class A
11-30-25+	12.44	0.07	•	1.74	1.81	—	—	—	—	—	14.25	14.55	0.44	0.37	0.37	1.06	5,833	30
05-31-25	11.50	0.22	•	1.08	1.30	0.20	0.16	—	0.36	—	12.44	11.45	0.45	0.37	0.37	1.84	5,408	98
05-31-24	9.55	0.18	•	1.94	2.12	0.17	—	—	0.17	—	11.50	22.37	0.45	0.37	0.37	1.74	1,813	61
05-31-23	10.09	0.14	•	(0.22)	(0.08)	0.14	0.32	—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(6)- 05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
11-30-25+	12.48	0.09	•	1.74	1.83	—	—	—	—	—	14.31	14.66	0.22	0.14	0.14	1.28	525	30

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2065 Fund (continued)
Class I (continued)
05-31-25	11.52	0.25	•	1.09	1.34	0.22	0.16	—	0.38	—	12.48	11.78	0.20	0.12	0.12	2.09	581	98
05-31-24	9.57	0.18	•	1.96	2.14	0.19	—	—	0.19	—	11.52	22.57	0.20	0.12	0.12	1.72	336	61
05-31-23	10.11	0.14	•	(0.19)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(6)- 05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
11-30-25+	12.35	0.05	•	1.73	1.78	—	—	—	—	—	14.13	14.41	0.69	0.62	0.62	0.81	365	30
05-31-25	11.42	0.19	•	1.07	1.26	0.17	0.16	—	0.33	—	12.35	11.18	0.70	0.62	0.62	1.59	326	98
05-31-24	9.50	0.13	•	1.95	2.08	0.16	—	—	0.16	—	11.42	21.98	0.70	0.62	0.62	1.23	129	61
05-31-23	10.06	0.12	•	(0.22)	(0.10)	0.14	0.32	—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87	—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(6)- 05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
11-30-25+	12.48	0.09	•	1.74	1.83	—	—	—	—	—	14.31	14.66	0.19	0.11	0.11	1.31	19,480	30
05-31-25	11.52	0.25	•	1.09	1.34	0.22	0.16	—	0.38	—	12.48	11.79	0.19	0.11	0.11	2.10	19,433	98
05-31-24	9.57	0.21	•	1.94	2.15	0.20	—	—	0.20	—	11.52	22.60	0.18	0.10	0.10	2.01	12,408	61
05-31-23	10.11	0.17	•	(0.22)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(6)- 05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87
Voya Target Retirement 2070 Fund
Class A
08-08-25(6)- 11-30-25+	10.00	0.04	•	0.68	0.72	—	—	—	—	—	10.72	7.20	0.43	0.36	0.36	0.70	923	4
Class I
08-08-25(6)- 11-30-25+	10.00	0.05	•	0.68	0.73	—	—	—	—	—	10.73	7.30	0.18	0.11	0.11	0.93	804	4
Class R
08-08-25(6)- 11-30-25+	10.00	0.02	•	0.69	0.71	—	—	—	—	—	10.71	7.10	0.68	0.61	0.61	0.46	803	4
Class R6
08-08-25(6)- 11-30-25+	10.00	0.05	•	0.68	0.73	—	—	—	—	—	10.73	7.30	0.18	0.11	0.11	0.93	894	4

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Fund net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), Voya Target Retirement 2065 Fund (“Retirement 2065”), and Voya Target Retirement 2070 Fund (“Retirement 2070”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.

Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S.

federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Certain Funds may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Fund’s assets are valued.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended November 30, 2025, certain Funds used futures to enact tactical positions and to provide the Funds with greater liquidity. Certain Funds had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended November 30, 2025, the Funds had average notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
In-Retirement	$969,441	$625,034
Retirement 2030	1,551,105	833,379
Retirement 2035	2,145,999	1,041,723
Retirement 2040	3,275,172	3,287,067
Retirement 2045	5,203,641	5,131,133
Retirement 2050	2,656,391	2,565,567
Retirement 2055	3,602,594	3,527,567
Retirement 2060	1,564,984	1,603,567
Retirement 2065	649,125	719,400

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$27,068,851	$35,464,940
Retirement 2030	33,524,100	23,197,395
Retirement 2035	36,343,854	26,086,019
Retirement 2040	24,187,691	15,086,436
Retirement 2045	26,379,533	22,263,870
Retirement 2050	21,032,540	15,826,031
Retirement 2055	22,336,340	19,738,365
Retirement 2060	12,354,458	11,144,722
Retirement 2065	7,385,044	10,211,985
Retirement 2070	3,325,132	120,606

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pay the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$243
Retirement 2030	1,017
Retirement 2035	2,751
Retirement 2040	870
Retirement 2045	2,017
Retirement 2050	2,477
Retirement 2055	763
Retirement 2060	283
Retirement 2065	466

Contingent Deferred Sales Charges:
Retirement 2030	$15
Retirement 2040	7

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage

Voya Institutional Trust Company	In-Retirement	61.88%
	Retirement 2030	40.08
	Retirement 2035	46.96
	Retirement 2040	18.63
	Retirement 2045	45.60
	Retirement 2050	21.19
	Retirement 2055	46.63
	Retirement 2060	21.01
	Retirement 2065	30.40
	Retirement 2070	5.07

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Investment Management Co. LLC	Retirement 2070	93.93
Voya Retirement Insurance and Annuity Company	In-Retirement	20.04
	Retirement 2030	30.30
	Retirement 2035	25.67
	Retirement 2040	42.56
	Retirement 2045	28.95
	Retirement 2050	42.03
	Retirement 2055	29.05
	Retirement 2060	50.95
	Retirement 2065	41.87

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2025, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

	Class	Class	Class	Class
Fund	A	I	R	R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%

	Class	Class	Class	Class
Fund	A	I	R	R6
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%
Retirement 2070	0.65%	0.40%	0.90%	0.25%

The above operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through October 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Effective October 1, 2024, the Side Letter Expense Limit Agreement expired and reverted to the existing Standard Expense Limit Agreement for In-Retirement, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement 2060 and Retirement 2065. Prior to October 1, 2024, Side Letter Expense Limits were:

Fund	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

The above operating expense limits took into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation to, and the net expenses of, a particular Underlying Fund. Any fees waived pursuant to the side letter agreement were not eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

As of November 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2026	2027	2028	Total
In-Retirement	$—	$16,014	$142,425	$158,439
Retirement 2030	—	23,407	155,219	178,626
Retirement 2035	—	32,023	209,005	241,028
Retirement 2040	—	15,474	107,912	123,386
Retirement 2045	—	24,678	161,076	185,754
Retirement 2050	—	11,113	78,255	89,368
Retirement 2055	—	16,871	103,286	120,157
Retirement 2060	—	6,283	45,491	51,774
Retirement 2065	—	2,355	19,266	21,621
Retirement 2070	—	—	688	688

The Expense Limitation Agreement is contractual through October 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the six months ended November 30, 2025, as follows.

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
In-Retirement	4	$836,000	5.25%
Retirement 2040	1	661,000	4.87
Retirement 2045	1	834,000	4.87
Retirement 2050	1	1,977,000	4.87
Retirement 2055	1	2,369,000	4.87
Retirement 2060	1	2,481,000	4.87

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2025	857,982	7,021,006	100,944	(802,506)	—	7,177,426	9,649,095	77,643,108	1,115,426	(9,040,755)	—	79,366,874
5/31/2025	5,558,064	—	122,337	(648,785)	—	5,031,616	60,586,492	—	1,288,210	(6,972,624)	—	54,902,078
Class I
11/30/2025	45,183	521,615	8,904	(148,080)	—	427,622	501,958	5,779,690	98,570	(1,650,453)	—	4,729,765
5/31/2025	180,537	—	11,589	(60,435)	—	131,691	1,965,086	—	122,262	(650,961)	—	1,436,387
Class R
11/30/2025	23,185	399,741	1,921	(35,734)	—	389,113	257,324	4,379,870	21,033	(398,916)	—	4,259,311
5/31/2025	49,264	—	2,462	(64,328)	—	(12,602)	523,610	—	25,707	(681,778)	—	(132,461)
Class R6
11/30/2025	555,904	5,976,704	69,707	(1,463,537)	—	5,138,778	5,929,359	63,862,976	770,957	(13,929,118)	—	56,634,174
5/31/2025	950,489	—	93,168	(1,323,022)	—	(279,365)	10,118,211	—	982,918	(14,168,328)	—	(3,067,199)
Retirement 2030
Class A
11/30/2025	815,501	—	—	(285,284)	—	530,217	11,791,968	—	—	(4,036,698)	—	7,755,270
5/31/2025	3,192,945	—	50,568	(379,682)	—	2,863,831	43,098,502	—	668,008	(5,040,701)	—	38,725,809

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement 2030 (continued)
Class I
11/30/2025	137,623	—	—	(63,479)	—	74,144	1,943,712	—	—	(910,718)	—	1,032,994
5/31/2025	235,857	—	18,371	(256,657)	—	(2,429)	3,151,920	—	244,336	(3,417,806)	—	(21,550)
Class R
11/30/2025	26,655	—	—	(87,301)	—	(60,646)	385,842	—	—	(1,226,316)	—	(840,474)
5/31/2025	55,233	—	4,848	(116,599)	—	(56,518)	731,108	—	63,366	(1,509,595)	—	(715,121)
Class R6
11/30/2025	680,581	—	—	(645,573)	—	35,008	9,978,541	—	—	(9,452,983)	—	525,558
5/31/2025	2,145,581	—	129,211	(2,032,600)	—	242,192	28,887,163	—	1,718,504	(26,807,031)	—	3,798,636
Retirement 2035
Class A
11/30/2025	652,107	—	—	(284,830)	—	367,277	9,774,756	—	—	(4,241,323)	—	5,533,433
5/31/2025	6,028,565	—	126,282	(711,940)	—	5,442,907	83,462,727	—	1,701,015	(9,721,464)	—	75,442,278
Class I
11/30/2025	131,709	—	—	(86,889)	—	44,820	1,924,529	—	—	(1,321,118)	—	603,411
5/31/2025	284,776	—	22,233	(369,150)	—	(62,141)	3,904,203	—	302,594	(5,062,274)	—	(855,477)
Class R
11/30/2025	26,691	—	—	(14,977)	—	11,714	394,207	—	—	(218,694)	—	175,513
5/31/2025	168,432	—	7,337	(129,970)	—	45,799	2,304,488	—	98,102	(1,713,885)	—	688,705
Class R6
11/30/2025	809,753	—	—	(689,193)	—	120,560	12,192,528	—	—	(10,557,796)	—	1,634,732
5/31/2025	2,438,643	—	173,726	(2,142,493)	—	469,876	33,257,181	—	2,357,464	(29,106,725)	—	6,507,920
Retirement 2040
Class A
11/30/2025	401,617	—	—	(43,465)	—	358,152	6,664,863	—	—	(719,168)	—	5,945,695
5/31/2025	402,357	—	12,577	(203,873)	—	211,061	5,995,270	—	184,372	(2,989,195)	—	3,190,447
Class I
11/30/2025	113,576	—	—	(87,754)	—	25,822	1,878,359	—	—	(1,420,410)	—	457,949
5/31/2025	201,351	—	18,026	(211,647)	—	7,730	2,997,879	—	265,707	(3,132,496)	—	131,090
Class R
11/30/2025	46,116	—	—	(18,765)	—	27,351	735,970	—	—	(292,874)	—	443,096
5/31/2025	83,446	—	8,412	(50,324)	—	41,534	1,221,004	—	121,805	(722,511)	—	620,298
Class R6
11/30/2025	526,954	—	—	(455,094)	—	71,860	8,705,796	—	—	(7,670,580)	—	1,035,216
5/31/2025	1,453,168	—	133,412	(1,286,673)	—	299,907	21,633,643	—	1,966,497	(18,833,019)	—	4,767,121
Retirement 2045
Class A
11/30/2025	283,163	—	—	(190,047)	—	93,116	4,626,298	—	—	(3,091,649)	—	1,534,649
5/31/2025	4,335,741	—	128,671	(381,438)	—	4,082,974	65,567,991	—	1,881,170	(5,658,379)	—	61,790,782
Class I
11/30/2025	67,394	—	—	(118,648)	—	(51,254)	1,102,054	—	—	(1,970,904)	—	(868,850)
5/31/2025	201,390	—	25,369	(197,255)	—	29,504	3,007,387	—	373,682	(2,928,185)	—	452,884
Class R
11/30/2025	22,194	—	—	(7,630)	—	14,564	359,614	—	—	(124,174)	—	235,440
5/31/2025	62,554	—	7,109	(45,076)	—	24,587	917,679	—	103,014	(652,145)	—	368,548
Class R6
11/30/2025	602,235	—	—	(489,077)	—	113,158	10,015,602	—	—	(8,246,193)	—	1,769,409
5/31/2025	1,944,909	—	212,472	(1,574,763)	—	582,618	28,961,490	—	3,131,833	(22,944,587)	—	9,148,736
Retirement 2050
Class A
11/30/2025	220,005	—	—	(82,815)	—	137,190	3,704,575	—	—	(1,402,822)	—	2,301,753
5/31/2025	233,216	—	8,056	(108,631)	—	132,641	3,522,377	—	120,202	(1,628,160)	—	2,014,419
Class I
11/30/2025	78,316	—	—	(81,961)	—	(3,645)	1,285,085	—	—	(1,380,712)	—	(95,627)
5/31/2025	161,894	—	12,866	(168,736)	—	6,024	2,442,928	—	192,863	(2,521,486)	—	114,305
Class R
11/30/2025	22,139	—	—	(28,847)	—	(6,708)	369,715	—	—	(472,791)	—	(103,076)
5/31/2025	50,097	—	4,953	(86,332)	—	(31,282)	743,416	—	73,052	(1,298,148)	—	(481,680)
Class R6
11/30/2025	599,905	—	—	(448,611)	—	151,294	10,177,759	—	—	(7,677,480)	—	2,500,279
5/31/2025	1,299,006	—	94,065	(958,077)	—	434,994	19,494,523	—	1,410,036	(14,139,113)	—	6,765,446

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement 2055
Class A
11/30/2025	234,150	—	—	(161,364)	—	72,786	3,736,909	—	—	(2,604,463)	—	1,132,446
5/31/2025	2,985,758	—	97,415	(234,893)	—	2,848,280	44,430,605	—	1,401,802	(3,394,181)	—	42,438,226
Class I
11/30/2025	78,349	—	—	(59,130)	—	19,219	1,267,151	—	—	(968,950)	—	298,201
5/31/2025	206,470	—	25,078	(159,913)	—	71,635	3,030,068	—	364,126	(2,312,882)	—	1,081,312
Class R
11/30/2025	30,118	—	—	(23,048)	—	7,070	478,404	—	—	(353,568)	—	124,836
5/31/2025	76,963	—	6,929	(43,130)	—	40,762	1,108,994	—	98,185	(610,367)	—	596,812
Class R6
11/30/2025	487,440	—	—	(465,482)	—	21,958	7,989,443	—	—	(7,848,776)	—	140,667
5/31/2025	1,368,329	—	150,285	(874,761)	—	643,853	19,999,162	—	2,180,631	(12,660,664)	—	9,519,129
Retirement 2060
Class A
11/30/2025	84,320	—	—	(38,893)	—	45,427	1,298,875	—	—	(597,008)	—	701,867
5/31/2025	139,287	—	5,487	(92,250)	—	52,524	1,906,455	—	74,618	(1,248,255)	—	732,818
Class I
11/30/2025	40,513	—	—	(21,899)	—	18,614	625,891	—	—	(343,967)	—	281,924
5/31/2025	106,299	—	3,644	(89,557)	—	20,386	1,455,723	—	49,710	(1,210,330)	—	295,103
Class R
11/30/2025	22,174	—	—	(18,791)	—	3,383	334,091	—	—	(287,306)	—	46,785
5/31/2025	53,864	—	2,644	(27,776)	—	28,732	726,609	—	35,568	(368,417)	—	393,760
Class R6
11/30/2025	433,466	—	—	(436,906)	—	(3,440)	6,677,889	—	—	(6,919,800)	—	(241,911)
5/31/2025	1,097,036	—	60,474	(586,062)	—	571,448	15,022,413	—	826,072	(7,971,687)	—	7,876,798
Retirement 2065
Class A
11/30/2025	168,761	—	—	(193,991)	—	(25,230)	2,273,484	—	—	(2,561,214)	—	(287,730)
5/31/2025	334,820	—	10,459	(68,259)	—	277,020	4,089,789	—	124,880	(820,245)	—	3,394,424
Class I
11/30/2025	761	—	—	(10,628)	—	(9,867)	10,323	—	—	(140,336)	—	(130,013)
5/31/2025	35,615	—	1,066	(19,286)	—	17,395	422,977	—	12,747	(227,308)	—	208,416
Class R
11/30/2025	5,467	—	—	(6,043)	—	(576)	73,074	—	—	(82,870)	—	(9,796)
5/31/2025	17,033	—	386	(2,270)	—	15,149	198,055	—	4,577	(26,912)	—	175,720
Class R6
11/30/2025	318,026	—	—	(514,117)	—	(196,091)	4,307,913	—	—	(6,889,080)	—	(2,581,167)
5/31/2025	664,302	—	44,525	(228,005)	—	480,822	8,064,008	—	532,521	(2,730,386)	—	5,866,143
Retirement 2070
Class A
8/08/2025(1)-
11/30/2025	86,150	—	—	(1)	—	86,149	867,593	—	—	(10)	—	867,583
Class I
8/08/2025(1)-
11/30/2025	75,000	—	—	—	—	75,000	750,000	—	—	—	—	750,000
Class R
8/08/2025(1)-
11/30/2025	75,000	—	—	—	—	75,000	750,000	—	—	—	—	750,000
Class R6
8/08/2025(1)-
11/30/2025	83,349	—	—	(3)	—	83,346	837,647	—	—	(28)	—	837,619

(1)   Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, short-term capital gains and wash sale deferrals.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$2,419,097	$—	$1,661,850	$—
Retirement 2030	2,694,214	—	2,916,898	—
Retirement 2035	4,459,175	—	2,918,232	—
Retirement 2040	2,538,381	—	2,066,105	—
Retirement 2045	3,508,491	1,981,208	2,203,929	—
Retirement 2050	1,796,153	—	1,455,519	—
Retirement 2055	2,618,558	1,426,186	1,277,280	—
Retirement 2060	985,968	—	705,891	—
Retirement 2065	440,143	234,582	218,416	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of May 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
In-Retirement	$1,119,039	$—	$(503,033)	$(83,798)	Short-term	$(1,082,969)
				(1,615,177)	Long-term
				$(1,698,975)
Retirement 2030	2,204,280	7,519,399	1,366,630	—	—	11,090,309
Retirement 2035	2,718,271	11,889,423	2,554,775	—	—	17,162,469
Retirement 2040	574,077	11,045,013	3,737,438	—	—	15,356,528
Retirement 2045	2,340,683	13,387,976	3,832,210	—	—	19,560,869
Retirement 2050	764,750	10,406,232	3,972,973	—	—	15,143,955
Retirement 2055	1,906,489	8,998,125	3,395,832	—	—	14,300,446
Retirement 2060	1,025,899	5,461,025	2,281,301	—	—	8,768,225
Retirement 2065	412,381	1,834,688	749,962	—	—	2,997,031

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led,

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 12 — REORGANIZATIONS

On August 8, 2025, Target In-Retirement Fund (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Target Retirement 2025 Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended November 30, 2025, are as follows (Unaudited):

Net investment income	$4,140,930
Net realized and unrealized gain on investments	16,311,926
Net increase in net assets resulting from operations	$20,452,856

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Fund’s	Fund’s
Acquired	Acquiring	Capital Loss	Unrealized	Funds’
Fund	Fund	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$151,666	$107,742	$—	$4,657	1.1430

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 12 — REORGANIZATIONS (continued)

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $259,407,598.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions.

Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Funds' financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2025, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net
	Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
In-Retirement
Class A	$0.1904	$-	$-	December 30, 2025	December 29, 2025
Class I	$0.2173	$-	$-	December 30, 2025	December 29, 2025
Class R	$0.1781	$-	$-	December 30, 2025	December 29, 2025
Class R6	$0.2087	$-	$-	December 30, 2025	December 29, 2025
Retirement 2030
Class A	$0.5001	$0.0662	$0.6652	December 30, 2025	December 29, 2025
Class I	$0.5732	$0.0662	$0.6652	December 30, 2025	December 29, 2025
Class R	$0.4559	$0.0662	$0.6652	December 30, 2025	December 29, 2025
Class R6	$0.5341	$0.0662	$0.6652	December 30, 2025	December 29, 2025
Retirement 2035
Class A	$0.4091	$0.1464	$0.7823	December 30, 2025	December 29, 2025
Class I	$0.4695	$0.1464	$0.7823	December 30, 2025	December 29, 2025
Class R	$0.3736	$0.1464	$0.7823	December 30, 2025	December 29, 2025
Class R6	$0.4446	$0.1464	$0.7823	December 30, 2025	December 29, 2025
Retirement 2040
Class A	$0.4331	$0.0652	$1.5380	December 30, 2025	December 29, 2025
Class I	$0.5117	$0.0652	$1.5380	December 30, 2025	December 29, 2025
Class R	$0.3895	$0.0652	$1.5380	December 30, 2025	December 29, 2025

NOTES TO FINANCIAL STATEMENTS as of November 30, 2025 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Class R6	$0.4667	$0.0652	$1.5380	December 30, 2025	December 29, 2025
Retirement 2045
Class A	$0.3810	$0.2056	$1.1357	December 30, 2025	December 29, 2025
Class I	$0.5085	$0.2056	$1.1357	December 30, 2025	December 29, 2025
Class R	$0.3439	$0.2056	$1.1357	December 30, 2025	December 29, 2025
Class R6	$0.4202	$0.2056	$1.1357	December 30, 2025	December 29, 2025
Retirement 2050
Class A	$0.3674	$0.1535	$1.8922	December 30, 2025	December 29, 2025
Class I	$0.4389	$0.1535	$1.8922	December 30, 2025	December 29, 2025
Class R	$0.3213	$0.1535	$1.8922	December 30, 2025	December 29, 2025
Class R6	$0.4067	$0.1535	$1.8922	December 30, 2025	December 29, 2025
Retirement 2055
Class A	$0.3788	$0.2481	$1.1448	December 30, 2025	December 29, 2025
Class I	$0.4435	$0.2481	$1.1448	December 30, 2025	December 29, 2025
Class R	$0.3419	$0.2481	$1.1448	December 30, 2025	December 29, 2025
Class R6	$0.4150	$0.2481	$1.1448	December 30, 2025	December 29, 2025
Retirement 2060
Class A	$0.3503	$0.2718	$1.4668	December 30, 2025	December 29, 2025
Class I	$0.3988	$0.2718	$1.4668	December 30, 2025	December 29, 2025
Class R	$0.3126	$0.2718	$1.4668	December 30, 2025	December 29, 2025
Class R6	$0.3847	$0.2718	$1.4668	December 30, 2025	December 29, 2025
Retirement 2065
Class A	$0.3010	$0.4079	$1.1244	December 30, 2025	December 29, 2025
Class I	$0.3265	$0.4079	$1.1244	December 30, 2025	December 29, 2025
Class R	$0.2721	$0.4079	$1.1244	December 30, 2025	December 29, 2025
Class R6	$0.3324	$0.4079	$1.1244	December 30, 2025	December 29, 2025
Retirement 2070
Class A	$0.1763	$0.0019	$-	December 30, 2025	December 29, 2025
Class I	$0.1860	$0.0019	$-	December 30, 2025	December 29, 2025
Class R	$0.1657	$0.0019	$-	December 30, 2025	December 29, 2025
Class R6	$0.1857	$0.0019	$-	December 30, 2025	December 29, 2025

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of November 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 42.6%
368,495	iShares Core U.S. Aggregate Bond ETF	$37,151,666	14.2
949,829	Schwab U.S. TIPS ETF	25,559,898	9.7
424,756	SPDR Portfolio High Yield Bond ETF	10,117,688	3.9
290,206	Vanguard FTSE Developed Markets ETF	17,867,983	6.8
76,450	Vanguard FTSE Emerging Markets ETF	4,151,235	1.6
136,409	Vanguard Long-Term Treasury ETF	7,829,877	3.0
75,679	Vanguard Total International Bond ETF	3,757,462	1.4
108,715	Xtrackers MSCI EAFE Hedged Equity ETF	5,266,155	2.0
	Total Exchange-Traded Funds (Cost $107,339,628)	111,701,964	42.6
MUTUAL FUNDS: 57.2%
	Affiliated Investment Companies: 36.1%
7,155,212	Voya Intermediate Bond Fund - Class R6	63,824,488	24.4
574,114	Voya Multi-Manager International Equity Fund - Class I	7,291,249	2.8
2,187,019	Voya Short Duration Bond Fund - Class R6	20,601,723	7.9
191,130	Voya VACS Series EME Fund	2,782,847	1.0
		94,500,307	36.1

	Unaffiliated Investment Companies: 21.1%
231,924	Fidelity 500 Index Fund	55,267,524	21.1
	Total Mutual Funds (Cost $139,756,417)	149,767,831	57.2
	Total Long-Term Investments (Cost $247,096,045)	261,469,795	99.8
	Total Investments in Securities (Cost $247,096,045)	$261,469,795	99.8
	Assets in Excess of Other Liabilities	463,963	0.2
	Net Assets	$261,933,758	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$111,701,964	$—	$—	$111,701,964
Mutual Funds	149,767,831	—	—	149,767,831
Total Investments, at fair value	$261,469,795	$—	$—	$261,469,795

^ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$25,553,633	$45,969,330	$(9,056,681)	$1,358,206	$63,824,488	$1,227,253	$(42,740)	$—
Voya Multi-Manager International Equity Fund - Class I	3,103,906	5,248,324	(403,042)	240,036	7,291,249	—	189,115	—
Voya Short Duration Bond Fund - Class R6	8,310,999	14,030,488	(1,818,811)	79,047	20,601,723	392,997	(8,049)	—
Voya VACS Series EME Fund	1,027,909	1,706,734	(1,301,017)	451,246	2,782,847	—	62,430	—
	$37,996,447	$66,954,876	$(12,579,551)	$2,128,535	$94,500,307	$1,620,250	$200,756	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $247,676,064.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,835,906
Gross Unrealized Depreciation	(42,175)
Net Unrealized Appreciation	$13,793,731

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 34.7%
85,524	iShares Core S&P Mid-Cap ETF	$5,673,662	2.9
221,930	iShares Core U.S. Aggregate Bond ETF	22,374,983	11.4
209,451	Schwab U.S. TIPS ETF	5,636,326	2.9
156,469	SPDR Portfolio High Yield Bond ETF	3,727,092	1.9
313,922	Vanguard FTSE Developed Markets ETF	19,328,178	9.8
70,668	Vanguard FTSE Emerging Markets ETF	3,837,272	1.9
101,530	Vanguard Long-Term Treasury ETF	5,827,822	2.9
40,507	Xtrackers MSCI EAFE Hedged Equity ETF	1,962,159	1.0
	Total Exchange-Traded Funds (Cost $62,561,314)	68,367,494	34.7
MUTUAL FUNDS: 65.1%
	Affiliated Investment Companies: 30.1%
4,007,070	Voya Intermediate Bond Fund - Class R6	35,743,064	18.1
155,005	Voya MI Dynamic Small Cap Fund - Class R6	2,497,136	1.3
971,591	Voya Multi-Manager International Equity Fund - Class I	12,339,203	6.3
403,610	Voya Short Duration Bond Fund - Class R6	3,802,003	1.9
32,905	Voya Small Cap Growth Fund - Class R6	1,617,928	0.8
228,818	Voya VACS Series EME Fund	3,331,594	1.7
		59,330,928	30.1

	Unaffiliated Investment Companies: 35.0%
288,977	Fidelity 500 Index Fund	68,863,111	35.0
	Total Mutual Funds (Cost $115,949,043)	128,194,039	65.1
	Total Long-Term Investments (Cost $178,510,357)	196,561,533	99.8
	Total Investments in Securities (Cost $178,510,357)	$196,561,533	99.8
	Assets in Excess of Other Liabilities	364,277	0.2
	Net Assets	$196,925,810	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$68,367,494	$—	$—	$68,367,494
Mutual Funds	128,194,039	—	—	128,194,039
Total Investments, at fair value	$196,561,533	$—	$—	$196,561,533

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$29,722,011	$7,827,858	$(2,673,854)	$867,049	$35,743,064	$773,682	$48,574	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	2,351,671	(91,646)	237,111	2,497,136	—	4,304	—
Voya Multi-Manager International Equity Fund - Class I	10,141,941	2,648,579	(1,192,112)	740,795	12,339,203	—	110,798	—
Voya Short Duration Bond Fund - Class R6	3,373,951	592,336	(184,321)	20,037	3,802,003	85,565	(1,067)	—
Voya Small Cap Growth Fund - Class R6	—	1,411,004	(54,145)	261,069	1,617,928	—	3,817	—
Voya VACS Series EME Fund	1,686,276	1,573,272	(379,294)	451,340	3,331,594	—	23,754	—
	$44,924,179	$16,404,720	$(4,575,372)	$2,577,401	$59,330,928	$859,247	$190,180	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $180,449,504.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,112,029
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$16,112,029

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 31.7%
113,198	iShares Core S&P Mid- Cap ETF	$7,509,555	2.8
223,934	iShares Core U.S. Aggregate Bond ETF	22,577,026	8.6
207,170	SPDR Portfolio High Yield Bond ETF	4,934,789	1.9
510,468	Vanguard FTSE Developed Markets ETF	31,429,515	12.0
119,546	Vanguard FTSE Emerging Markets ETF	6,491,348	2.5
134,555	Vanguard Long-Term Treasury ETF	7,723,457	2.9
54,515	Xtrackers MSCI EAFE Hedged Equity ETF	2,640,707	1.0
	Total Exchange-Traded Funds (Cost $75,024,591)	83,306,397	31.7

MUTUAL FUNDS: 68.1%
	Affiliated Investment Companies: 26.2%
4,364,289	Voya Intermediate Bond Fund - Class R6	38,929,457	14.8
205,460	Voya MI Dynamic Small Cap Fund - Class R6	3,309,965	1.3
1,461,599	Voya Multi-Manager International Equity Fund - Class I	18,562,304	7.1
43,656	Voya Small Cap Growth Fund - Class R6	2,146,573	0.8
403,326	Voya VACS Series EME Fund	5,872,425	2.2
		68,820,724	26.2

	Unaffiliated Investment Companies: 41.9%
460,691	Fidelity 500 Index Fund	109,782,658	41.9

	Total Mutual Funds (Cost $159,115,914)	178,603,382	68.1
	Total Long-Term Investments (Cost $234,140,505)	261,909,779	99.8
	Total Investments in Securities (Cost $234,140,505)	$261,909,779	99.8
	Assets in Excess of Other Liabilities	411,876	0.2
	Net Assets	$262,321,655	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$83,306,397	$—	$—	$83,306,397
Mutual Funds	178,603,382	—	—	178,603,382
Total Investments, at fair value	$261,909,779	$—	$—	$261,909,779

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$32,749,795	$7,205,914	$(2,060,555)	$1,034,303	$38,929,457	$863,948	$(8,998)	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	3,094,842	(103,295)	318,418	3,309,965	—	6,025	—
Voya Multi-Manager International Equity Fund - Class I	15,713,664	3,056,074	(1,390,792)	1,183,358	18,562,304	—	153,117	—
Voya Small Cap Growth Fund - Class R6	—	1,856,905	(60,104)	349,772	2,146,573	—	6,295	—
Voya VACS Series EME Fund	4,461,642	729,139	(495,400)	1,177,044	5,872,425	—	51,688	—
	$52,925,101	$15,942,874	$(4,110,146)	$4,062,895	$68,820,724	$863,948	$208,127	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $235,709,873.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,199,906
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$26,199,906

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 28.7%
84,636	iShares Core S&P Mid- Cap ETF	$5,614,752	3.8
27,032	iShares Core U.S. Aggregate Bond ETF	2,725,367	1.9
115,817	SPDR Portfolio High Yield Bond ETF	2,758,761	1.9
354,689	Vanguard FTSE Developed Markets ETF	21,838,202	14.8
65,864	Vanguard FTSE Emerging Markets ETF	3,576,415	2.4
75,173	Vanguard Long-Term Treasury ETF	4,314,930	2.9
30,605	Xtrackers MSCI EAFE Hedged Equity ETF	1,482,506	1.0

	Total Exchange-Traded Funds (Cost $36,142,098)	42,310,933	28.7

MUTUAL FUNDS: 71.1%
	Affiliated Investment Companies: 24.4%
1,777,790	Voya Intermediate Bond Fund - Class R6	15,857,890	10.8
114,779	Voya MI Dynamic Small Cap Fund - Class R6	1,849,095	1.2
958,266	Voya Multi-Manager International Equity Fund - Class I	12,169,984	8.3
24,371	Voya Small Cap Growth Fund - Class R6	1,198,324	0.8
338,616	Voya VACS Series EME Fund	4,930,244	3.3
		36,005,537	24.4

	Unaffiliated Investment Companies: 46.7%
288,365	Fidelity 500 Index Fund	68,717,327	46.7
	Total Mutual Funds (Cost $92,059,003)	104,722,864	71.1
	Total Long-Term Investments (Cost $128,201,101)	147,033,797	99.8
	Total Investments in Securities (Cost $128,201,101)	$147,033,797	99.8
	Assets in Excess of Other Liabilities	236,344	0.2
	Net Assets	$147,270,141	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,310,933	$—	$—	$42,310,933
Mutual Funds	104,722,864	—		104,722,864
Total Investments, at fair value	$147,033,797	$—	$—	$147,033,797
Other Financial Instruments+
Futures	60	—		60
Total Assets	$147,033,857	$—	$—	$147,033,857
Liabilities Table
Other Financial Instruments+
Futures	$(1,998)	$—	$—	$(1,998)
Total Liabilities	$(1,998)	$—	$—	$(1,998)

*	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$12,842,404	$3,336,331	$(700,861)	$380,016	$15,857,890	$344,255	$25,061	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	1,734,040	(59,281)	174,336	1,849,095	—	4,139	—
Voya Multi-Manager International Equity Fund - Class I	9,761,072	2,834,090	(1,074,803)	649,625	12,169,984	—	187,951	—
Voya Small Cap Growth Fund - Class R6	—	1,039,903	(33,597)	192,018	1,198,324	—	4,455	—
Voya VACS Series EME Fund	3,629,184	732,380	(341,930)	910,610	4,930,244	—	95,050	—
	$26,232,660	$9,676,744	$(2,210,472)	$2,306,605	$36,005,537	$344,255	$316,656	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the following futures contracts were outstanding for Voya Target Retirement 2040 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	31	03/31/26	$3,402,734	$(1,998)
			$3,402,734	$(1,998)
Short Contracts:
3-month SOFR	(14)	06/16/26	(3,375,750)	60
			$(3,375,750)	$60

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$60
Total Asset Derivatives		$60
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,998
Total Liability Derivatives		$1,998

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$50,412
Total	$50,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(11,421)
Total	$(11,421)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $129,470,177.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$17,562,030
Gross Unrealized Depreciation	(348)
Net Unrealized Appreciation	$17,561,682

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 28.7%
149,298	iShares Core S&P Mid- Cap ETF	$9,904,429	4.3
178,311	SPDR Portfolio High Yield Bond ETF	4,247,368	1.9
593,446	Vanguard FTSE Developed Markets ETF	36,538,470	16.1
147,243	Vanguard FTSE Emerging Markets ETF	7,995,295	3.5
77,249	Vanguard Long-Term Treasury ETF	4,434,093	1.9
47,317	Xtrackers MSCI EAFE Hedged Equity ETF	2,292,036	1.0
	Total Exchange-Traded Funds (Cost $55,947,056)	65,411,691	28.7
MUTUAL FUNDS: 71.1%
	Affiliated Investment Companies: 19.0%
1,496,467	Voya Intermediate Bond Fund - Class R6	13,348,485	5.9
176,866	Voya MI Dynamic Small Cap Fund - Class R6	2,849,316	1.3
1,403,480	Voya Multi-Manager International Equity Fund - Class I	17,824,201	7.8
37,610	Voya Small Cap Growth Fund - Class R6	1,849,277	0.8
507,919	Voya VACS Series EME Fund	7,395,298	3.2
		43,266,577	19.0

	Unaffiliated Investment Companies: 52.1%
496,965	Fidelity 500 Index Fund	118,426,734	52.1
	Total Mutual Funds (Cost $141,249,763)	161,693,311	71.1
	Total Long-Term Investments (Cost $197,196,819)	227,105,002	99.8
	Total Investments in Securities (Cost $197,196,819)	$227,105,002	99.8
	Assets in Excess of Other Liabilities	364,153	0.2
	Net Assets	$227,469,155	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$65,411,691	$—	$—	$65,411,691
Mutual Funds	161,693,311	—	—	161,693,311
Total Investments, at fair value	$227,105,002	$—	$—	$227,105,002
Other Financial Instruments+			—
Futures	95	—		95
Total Assets	$227,105,097	$—	$—	$227,105,097
Liabilities Table
Other Financial Instruments+
Futures	$(3,158)	$—	$—	$(3,158)
Total Liabilities	$(3,158)	$—	$—	$(3,158)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$10,788,162	$2,667,499	$(439,684)	$332,508	$13,348,485	$291,654	$10,140	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	2,661,582	(87,667)	275,401	2,849,316	—	4,786	—
Voya Multi-Manager International Equity Fund - Class I	15,650,120	2,615,316	(1,569,896)	1,128,661	17,824,201	—	164,046	—
Voya Small Cap Growth Fund - Class R6	—	1,596,284	(50,496)	303,489	1,849,277	—	4,976	—
Voya VACS Series EME Fund	5,825,032	653,744	(574,130)	1,490,652	7,395,298	—	80,188	—
	$32,263,314	$10,194,425	$(2,721,873)	$3,530,711	$43,266,577	$291,654	$264,136	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the following futures contracts were outstanding for Voya Target Retirement 2045 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	49	03/31/26	$5,378,516	$(3,158)
			$5,378,516	$(3,158)
Short Contracts:
3-month SOFR	(22)	06/16/26	(5,304,750)	95
			$(5,304,750)	$95

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$95
Total Asset Derivatives		$95
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$3,158
Total Liability Derivatives		$3,158

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$80,218
Total	$80,218

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(18,460)
Total	$(18,460)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $198,643,295.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,459,263
Gross Unrealized Depreciation	(619)
Net Unrealized Appreciation	$28,458,644

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 26.4%
77,671	iShares Core S&P Mid-Cap ETF	$5,152,694	4.3
327,573	Vanguard FTSE Developed Markets ETF	20,168,670	16.7
76,309	Vanguard FTSE Emerging Markets ETF	4,143,579	3.4
20,428	Vanguard Long-Term Treasury ETF	1,172,567	1.0
25,401	Xtrackers MSCI EAFE Hedged Equity ETF	1,230,424	1.0
	Total Exchange-Traded Funds
	(Cost $25,978,740)	31,867,934	26.4
MUTUAL FUNDS: 73.3%
	Affiliated Investment Companies: 18.8%
588,658	Voya Intermediate Bond Fund - Class R6	5,250,827	4.3
149,720	Voya MI Dynamic Small Cap Fund - Class R6	2,411,990	2.0
765,994	Voya Multi-Manager International Equity Fund - Class I	9,728,125	8.1
26,526	Voya Small Cap Growth Fund - Class R6	1,304,261	1.1
275,526	Voya VACS Series EME Fund	4,011,664	3.3
		22,706,867	18.8

	Unaffiliated Investment Companies: 54.5%
275,727	Fidelity 500 Index Fund	65,705,760	54.5

	Total Mutual Funds
	(Cost $77,010,390)	88,412,627	73.3
	Total Long-Term Investments
	(Cost $102,989,130)	120,280,561	99.7
	Total Investments in Securities
	(Cost $102,989,130)	$120,280,561	99.7
	Assets in Excess of Other Liabilities	338,603	0.3
	Net Assets	$120,619,164	100.0

See Accompanying Notes to Financial Statements.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,867,934	$—	$—	$31,867,934
Mutual Funds	88,412,627	—	—	88,412,627
Total Investments, at fair value	$120,280,561	$—	$—	$120,280,561
Other Financial Instruments+
Futures	47	—	—	47
Total Assets	$120,280,608	$—	$—	$120,280,608
Liabilities Table
Other Financial Instruments+
Futures	$(1,611)	$—	$—	$(1,611)
Total Liabilities	$(1,611)	$—	$—	$(1,611)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$4,022,183	$1,409,012	$(303,145)	$122,777	$5,250,827	$112,983	$9,018	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	2,306,669	(121,009)	226,330	2,411,990	—	6,760	—
Voya Multi-Manager International Equity Fund - Class I	8,029,120	2,731,580	(1,465,629)	433,054	9,728,125	—	242,595	—
Voya Small Cap Growth Fund - Class R6	—	1,152,836	(57,213)	208,638	1,304,261	—	6,671	—
Voya VACS Series EME Fund	2,987,085	765,119	(450,330)	709,790	4,011,664	—	126,820	—
	$15,038,388	$8,365,216	$(2,397,326)	$1,700,589	$22,706,867	$112,983	$391,864	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the following futures contracts were outstanding for Voya Target Retirement 2050 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	25	03/31/26	$2,744,141	$(1,611)
			$2,744,141	$(1,611)
Short Contracts:
3-month SOFR	(11)	06/16/26	(2,652,375)	47
			$(2,652,375)	$47

See Accompanying Notes to Financial Statements.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$47
Total Asset Derivatives		$47
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,611
Total Liability Derivatives		$1,611

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$40,895
Total	$40,895

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(9,367)
Total	$(9,367)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $103,973,184.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,306,155
Gross Unrealized Depreciation	(342)
Net Unrealized Appreciation	$16,305,813

See Accompanying Notes to Financial Statements.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 27.9%
113,339	iShares Core S&P Mid-Cap ETF	$7,518,909	4.8
453,410	Vanguard FTSE Developed Markets ETF	27,916,454	17.6
102,912	Vanguard FTSE Emerging Markets ETF	5,588,122	3.5
26,828	Vanguard Long-Term Treasury ETF	1,539,927	1.0
33,493	Xtrackers MSCI EAFE Hedged Equity ETF	1,622,401	1.0
	Total Exchange-Traded Funds
	(Cost $37,286,376)	44,185,813	27.9
MUTUAL FUNDS: 72.0%
	Affiliated Investment Companies: 17.5%
513,179	Voya Intermediate Bond Fund - Class R6	4,577,556	2.9
196,678	Voya MI Dynamic Small Cap Fund - Class R6	3,168,486	2.0
974,310	Voya Multi-Manager International Equity Fund - Class I	12,373,739	7.8
34,898	Voya Small Cap Growth Fund - Class R6	1,715,955	1.1
405,835	Voya VACS Series EME Fund	5,908,960	3.7
		27,744,696	17.5

	Unaffiliated Investment Companies: 54.5%
362,032	Fidelity 500 Index Fund	86,272,278	54.5
	Total Mutual Funds
	(Cost $99,246,715)	114,016,974	72.0
	Total Long-Term Investments
	(Cost $136,533,091)	158,202,787	99.9
	Total Investments in Securities
	(Cost $136,533,091)	$158,202,787	99.9
	Assets in Excess of Other Liabilities	215,989	0.1
	Net Assets	$158,418,776	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,185,813	$—	$—	$44,185,813
Mutual Funds	114,016,974	—	—	114,016,974
Total Investments, at fair value	$158,202,787	$—	$—	$158,202,787
Other Financial Instruments+
Futures	64	—	—	64
Total Assets	$158,202,851	$—	$—	$158,202,851
Liabilities Table
Other Financial Instruments+
Futures	$(2,191)	$—	$—	$(2,191)
Total Liabilities	$(2,191)	$—	$—	$(2,191)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$4,078,573	$1,392,259	$(1,013,302)	$120,026	$4,577,556	$115,054	$10,571	$—
Voya MI Dynamic Small Cap Fund
- Class R6	—	2,995,162	(131,782)	305,106	3,168,486	—	8,634	—
Voya Multi-Manager International
Equity Fund - Class I	10,859,148	2,400,473	(1,610,626)	724,744	12,373,739	—	182,291	—
Voya Small Cap Growth Fund -
Class R6	—	1,496,883	(61,642)	280,714	1,715,955	—	8,566	—
Voya VACS Series EME Fund	4,038,944	1,363,182	(515,040)	1,021,874	5,908,960	—	100,942	—
	$18,976,665	$9,647,959	$(3,332,392)	$2,452,464	$27,744,696	$115,054	$311,004	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the following futures contracts were outstanding for Voya Target Retirement 2055 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	34	03/31/26	$3,732,031	$(2,191)
			$3,732,031	$(2,191)
Short Contracts:
3-month SOFR	(15)	06/16/26	(3,616,875)	64
			$(3,616,875)	$64

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$64
Total Asset Derivatives		$64
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,191
Total Liability Derivatives		$2,191

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$55,587
Total	$55,587

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(12,719)
Total	$(12,719)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $137,291,429.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,909,645
Gross Unrealized Depreciation	(414)
Net Unrealized Appreciation	$20,909,231

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 28.0%
49,022	iShares Core S&P Mid-Cap ETF	$3,252,120	4.7
197,657	Vanguard FTSE Developed Markets ETF	12,169,742	17.7
44,908	Vanguard FTSE Emerging Markets ETF	2,438,504	3.5
11,616	Vanguard Long-Term Treasury ETF	666,758	1.0
14,897	Xtrackers MSCI EAFE Hedged Equity ETF	721,611	1.1
	Total Exchange-Traded Funds
	(Cost $15,875,485)	19,248,735	28.0
MUTUAL FUNDS: 71.8%
	Affiliated Investment Companies: 17.4%
222,362	Voya Intermediate Bond Fund - Class R6	1,983,470	2.9
85,221	Voya MI Dynamic Small Cap Fund - Class R6	1,372,913	2.0
415,226	Voya Multi-Manager International Equity Fund - Class I	5,273,374	7.7
15,142	Voya Small Cap Growth Fund - Class R6	744,524	1.1
175,436	Voya VACS Series EME Fund	2,554,341	3.7
		11,928,622	17.4

	Unaffiliated Investment Companies: 54.4%
156,856	Fidelity 500 Index Fund	37,378,739	54.4
	Total Mutual Funds
	(Cost $42,945,311)	49,307,361	71.8
	Total Long-Term Investments
	(Cost $58,820,796)	68,556,096	99.8
	Total Investments in Securities
	(Cost $58,820,796)	$68,556,096	99.8
	Assets in Excess of Other Liabilities	141,496	0.2
	Net Assets	$68,697,592	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,248,735	$—	$—	$19,248,735
Mutual Funds	49,307,361	—	—	49,307,361
Total Investments, at fair value	$68,556,096	$—	$—	$68,556,096
Other Financial Instruments+
Futures	30	—	—	30
Total Assets	$68,556,126	$—	$—	$68,556,126
Liabilities Table
Other Financial Instruments+
Futures	$(967)	$—	$—	$(967)
Total Liabilities	$(967)	$—	$—	$(967)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$1,764,162	$693,227	$(517,362)	$43,443	$1,983,470	$50,346	$13,677	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	1,344,920	(101,580)	129,573	1,372,913	—	6,811	—
Voya Multi-Manager International Equity Fund - Class I	4,703,984	1,637,188	(1,242,395)	174,597	5,273,374	—	221,421	—
Voya Small Cap Growth Fund - Class R6	—	672,143	(47,299)	119,680	744,524	—	6,896	—
Voya VACS Series EME Fund	1,748,484	755,590	(321,636)	371,903	2,554,341	—	125,402	—
	$8,216,630	$5,103,068	$(2,230,272)	$839,196	$11,928,622	$50,346	$374,207	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	15	03/31/26	$1,646,484	$(967)
			$1,646,484	$(967)
Short Contracts:
3-month SOFR	(7)	06/16/26	(1,687,875)	30
			$(1,687,875)	$30

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$30
Total Asset Derivatives		$30
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$967
Total Liability Derivatives		$967

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$23,944
Total	$23,944

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,330)
Total	$(5,330)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $59,212,762.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,342,602
Gross Unrealized Depreciation	(205)
Net Unrealized Appreciation	$9,342,397

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 26.0%
18,772	iShares Core S&P Mid-
	Cap ETF	$1,245,334	4.7
69,047	Vanguard FTSE Developed Markets ETF	4,251,224	16.2
14,918	Vanguard FTSE Emerging Markets ETF	810,047	3.1
4,427	Vanguard Long-Term Treasury ETF	254,110	1.0
5,291	Xtrackers MSCI EAFE Hedged Equity ETF	256,296	1.0
	Total Exchange-Traded Funds (Cost $5,809,987)	6,817,011	26.0
MUTUAL FUNDS: 73.7%
	Affiliated Investment Companies: 19.4%
70,966	Voya Intermediate Bond Fund - Class R6	633,017	2.4
32,508	Voya MI Dynamic Small Cap Fund- Class R6	523,700	2.0
202,052	Voya Multi-Manager International Equity Fund - Class I	2,566,055	9.8
5,744	Voya Small Cap Growth Fund - Class R6	282,438	1.1
74,874	Voya VACS Series EME Fund	1,090,171	4.1
		5,095,381	19.4

	Unaffiliated Investment Companies: 54.3%
59,655	Fidelity 500 Index Fund	14,215,813	54.3
	Total Mutual Funds (Cost $17,008,724)	19,311,194	73.7
	Total Long-Term Investments (Cost $22,818,711)	26,128,205	99.7
	Total Investments in Securities (Cost $22,818,711)	$26,128,205	99.7
	Assets in Excess of Other Liabilities	75,969	0.3
	Net Assets	$26,204,174	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,817,011	$—	$—	$6,817,011
Mutual Funds	19,311,194	—	—	19,311,194
Total Investments, at fair value	$26,128,205	$—	$—	$26,128,205

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$640,955	$274,433	$(300,223)	$17,852	$633,017	$16,091	$248	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	632,966	(155,858)	46,592	523,700	—	4,730	—
Voya Multi-Manager International
Equity Fund - Class I	2,072,984	1,345,753	(893,442)	40,760	2,566,055	—	121,725	—
Voya Small Cap Growth Fund -
Class R6	—	316,484	(77,145)	43,099	282,438	—	3,312	—
Voya VACS Series EME Fund	767,047	478,778	(319,926)	164,272	1,090,171	—	29,303	—
	$3,480,986	$3,048,414	$(1,746,594)	$312,575	$5,095,381	$16,091	$159,318	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$4,982
Total	$4,982

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,889)
Total	$(1,889)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of November 30, 2025 (Unaudited) (continued)

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $23,021,703.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,307,226
Gross Unrealized Depreciation	(200,724)
Net Unrealized Appreciation	$3,106,502

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2070 Fund	as of November 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 27.0%
2,529	iShares Core S&P Mid- Cap ETF	$167,774	4.9
9,411	Vanguard FTSE Developed Markets ETF	579,435	16.9
2,069	Vanguard FTSE Emerging Markets ETF	112,347	3.3
571	Vanguard Long-Term Treasury ETF	32,776	0.9
687	Xtrackers MSCI EAFE Hedged Equity ETF	33,278	1.0
	Total Exchange-Traded Funds (Cost $875,845)	925,610	27.0
MUTUAL FUNDS: 72.7%
	Affiliated Investment Companies: 18.2%
9,175	Voya Intermediate Bond Fund - Class R6	81,839	2.4
4,356	Voya MI Dynamic Small Cap Fund - Class R6	70,173	2.1
23,511	Voya Multi-Manager International Equity Fund - Class I	298,594	8.7
758	Voya Small Cap Growth Fund - Class R6	37,284	1.1
9,256	Voya VACS Series EME Fund	134,763	3.9
		622,653	18.2

	Unaffiliated Investment Companies: 54.5%
7,840	Fidelity 500 Index Fund	1,868,255	54.5
	Total Mutual Funds
	(Cost $2,330,655)	2,490,908	72.7
	Total Long-Term Investments
	(Cost $3,206,500)	3,416,518	99.7

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
8,617 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.880%	$8,617	0.3
	Total Short-Term Investments (Cost $8,617)	8,617	0.3
	Total Investments in Securities
	(Cost $3,215,117)	$3,425,135	100.0
	Liabilities in Excess of Other Assets	(349)	0.0
	Net Assets	$3,424,786	100.0

(1)	Rate shown is the 7-day yield as of November 30, 2025.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2070 Fund	as of November 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$925,610	$—	$—	$925,610
Mutual Funds	2,490,908	—	—	2,490,908
Short-Term Investments	8,617	—	—	8,617
Total Investments, at fair value	$3,425,135	$—	$—	$3,425,135

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 8/08/2025	at Cost	at Cost	(Depreciation)	11/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$—	$97,299	$(16,577)	$1,117	$81,839	$1,325	$151	$—
Voya MI Dynamic Small Cap Fund
- Class R6	—	64,001	(38)	6,210	70,173	—	3	—
Voya Multi-Manager International
Equity Fund - Class I	—	290,921	(2,800)	10,473	298,594	—	56	—
Voya Small Cap Growth Fund -
Class R6	—	32,001	(18)	5,301	37,284	—	2	—
Voya VACS Series EME Fund	—	119,697	(121)	15,187	134,763	—	11	—
	$—	$603,919	$(19,554)	$38,288	$622,653	$1,325	$223	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $3,215,117.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$210,018
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$210,018

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR VOYA TARGET RETIREMENT 2070 FUND

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Target Retirement 2070 Fund (the “Fund”), a series of Voya Separate Portfolios Trust (“VSPT”), can enter into a new investment management or sub-advisory contract only if the Board of Trustees of VSPT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), determine whether to approve the new arrangements. Thus, at its meeting held on November 14, 2024, the Board considered the initial approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL” ) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and Voya Investment Management Co. LLC (“Voya IM”), as the Fund’s sub-adviser (together, the “Management and Sub-Advisory Contracts”).

In determining whether to initially approve the Management and Sub-Advisory Contracts for the Fund, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts, and the proposed policies and procedures for the Fund, should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.

The materials provided to the Board in support of the Fund and the Fund’s Management Contract included the following: (1) presentation materials detailing management’s rationale for proposing the launch of the Fund that discusses, among other things, the experience and expertise of VIL in the management of other funds within the Voya funds complex, including the existing Voya Target Retirement Funds suite; (2) information about the Fund’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the Fund that compare the Fund’s proposed fee structure to its comparable selected peer group (“SPG”) and/or Morningstar category median and/or average; (4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Fund; (5) a memorandum provided by counsel to the Independent Trustees summarizing the guidelines relevant to the Board’s consideration of the approval of the Management and Sub-Advisory Contracts; (6) written responses to the Section 15(c) requests to VIL and Voya IM by counsel to the Independent Trustees on behalf of the Board; and (7) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex.

The Board’s consideration of whether to approve the Management Contract with VIL on behalf of the Fund took into account several factors, including, but not limited to, the following: (1) the nature, extent, and quality of the services to be provided by VIL to the Fund under the proposed Management Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex, including similar funds-of-funds; (3) the fairness of the compensation under the proposed Management Contract in light of the services to be provided to the Fund; (4) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (5) the pricing structure (including the estimated expense ratio and other fees to be borne by shareholders) of the Fund, including that: (a) the proposed management fee for the Fund is below the average and the median management fee of the funds in the Fund’s SPG, and (b) the estimated expense ratio, inclusive of acquired fund fees and expenses, for the Fund is below the average and median expense ratios of the funds in the Fund’s SPG, and (c) the estimated net funds-of-funds annual operating expenses for the Fund is below the average and the median expense ratios of the funds in the Fund’s SPG; (6) management’s representations that the Fund’s fee structure is consistent with the Voya Target Retirement Funds suite; (7) the projected profitability of VIL with respect to its services to be rendered to the Fund; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds, including other funds-of-funds and asset allocation products; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the November 2024 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Fund.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of Voya IM’s experience and its sub-advisory services; (2) the information that had been provided by Voya IM in advance of the November 13, 2024, Investment Review Committee F meeting at which Voya IM presented with respect to its sub-advisory services; (3) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Fund’s sub-adviser; (6) Voya IM’s operations and compliance program, including its policies and procedures designed to prevent violations of the Federal securities laws, which had been reviewed and evaluated by VSPT’s Chief Compliance Officer; (7) Voya IM’s financial condition; (8) the appropriateness of the selection of Voya IM in light of the Fund’s investment objective and prospective investor base; and (9) Voya IM’s Code of Ethics, which was previously approved by the Board.

With respect to the nature and quality of services to be provided by VIL and Voya IM, the Board was mindful of the “manager-of-managers” platform that has been developed by VIL. The Board recognized that VIL would be responsible for monitoring the investment program, performance, and developments/ on-going operations of Voya IM under this manager-of-managers arrangement. The Board also considered the techniques and resources that VIL has developed to provide ongoing oversight of the nature, extent and quality of the services Voya IM provides to the Fund and Voya IM’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, VIL has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/

or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that VIL regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and VIL consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also can benefit from the services of VIL’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and VIL. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by VIL to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya family of funds. Although the Fund is new and has no performance history, the Board requested and considered performance information for the other funds in the Target Retirement Funds suite. Further, because the Fund is new, VIL does not currently receive, and may not receive prior to the time the Board next considers the approval of the Management Contract, any economies of scale with respect to the Fund.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Fund will, however, benefit from any breakpoints in the fee schedules of underlying funds in which the Fund invests.

After its deliberation, the Board concluded that, in its business judgment, the terms of the Management and Sub-Advisory Contracts are fair and reasonable to the Fund and that approval of the Management and Sub-Advisory Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Management and Sub-Advisory Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Management and Sub-Advisory Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Fund.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target Retirement 2065 Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-

Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group and which additional services the Manager pays for on behalf of the Funds under the “bundled fee” arrangement in return for a single management fee (“Bundled Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Target In-Retirement Fund

In considering whether to approve the renewal of the Contracts for Voya Target In-Retirement Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and five-year periods and the third quintile for the year-to-date, three-year and ten-year periods; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2030 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the third quintile for the one-year, three-year and ten-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2035 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year and ten-year periods, the third quintile for the three-year period, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed. In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2040 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year and ten-year periods, the third quintile for the three-year period, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed, and the ten-year period during which it was equal to the performance benchmark.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2045 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year, three-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2050 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year period, the third quintile for the three-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2055 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year and ten-year periods, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2060 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year period, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2065 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2065 Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167983 (1125)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $26,207 was paid by the series of the Trust during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 6, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: February 6, 2026